As filed with the Securities and Exchange Commission on December 6, 2006
                                     Investment Company Act File Number 811-4179


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                              Cortland Trust, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
                           (Address of principal executive offices)  (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   March 31

Date of reporting period:  September 30, 2006

Item 1: Report to Stockholders

--------------------------------------------------------------------------------
CORTLAND                                                        600 Fifth Avenue
TRUST, INC.                                                   New York, NY 10020
                                                                  (212) 830-5200

--------------------------------------------------------------------------------





Dear Shareholder:

We are pleased to present the semi-annual report of Cortland Trust, Inc. (the "Company") for the period April 1, 2006 through September 30, 2006.

As of September 30, 2006, the Cortland General Money Market Fund had 67,265 shareholder accounts and net assets of $5,440,297,353.

The U.S. Government Fund had 3,017 shareholder accounts and net assets of $333,559,869.

The Municipal Money Market Fund had 2,998 shareholder accounts and net assets of $210,317,542.


We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.


Sincerely,

\s\ Steven W. Duff




Steven W. Duff
President






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2006 through September 30, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------------------------------------------------
  Cortland General Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
            Cortland Shares              Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                 4/01/06                     9/30/06                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,021.00                   $5.02
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,020.10                   $5.01
  expenses)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
        Short Term Fund Shares           Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                 4/01/06                     9/30/06                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,020.90                   $5.12
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,020.00                   $5.11
  expenses)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
           Advantage Shares              Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                 4/01/06                     9/30/06                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,020.90                   $5.17
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,019.95                   $5.16
  expenses)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

--------------------------------------------------------------------------------------------------------------------------
             Xpress Shares               Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                 4/01/06                     9/30/06                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,019.80                   $6.28
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,018.85                   $6.28
  expenses)
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
         U.S. Government Fund
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
            Cortland Shares              Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                 4/01/06                     9/30/06                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,020.40                   $5.01
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,020.10                   $5.01
  expenses)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
           Advantage Shares              Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                 4/01/06                     9/30/06                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,020.20                   $5.17
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,019.95                   $5.16
  expenses)
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
      Municipal Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
            Cortland Shares              Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                 4/01/06                     9/30/06                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,012.90                   $5.05
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,020.05                   $5.06
  expenses)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
           Advantage Shares              Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                 4/01/06                     9/30/06                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,012.80                   $5.15
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,019.95                   $5.16
  expenses)
--------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.99%, 1.01%, 1.02% and 1.24%, for Cortland General Money Market Fund's Cortland shares, Short Term Fund shares, Advantage shares and Xpress shares, respectively and 0.99%, and 1.02% for the U.S. Government Fund's Cortland shares and Advantage shares, respectively and 1.00%, and 1.02% for the Municipal Money Market Fund's Cortland shares and Advantage Shares, respectively, multiplied by the average account value over the period (April 1, 2006 through September 30, 2006), multiplied by 183/365 (to reflect the most recent fiscal half-year).


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Asset Backed Commercial Paper (12.11%)
------------------------------------------------------------------------------------------------------------------------
$   25,000,000  ASAP Funding Inc.                                               11/09/06      5.33%    $   24,856,729
   100,000,000  ASAP Funding Inc.                                               10/20/06      5.40         99,718,167
    30,000,000  ASAP Funding Inc.                                               10/20/06      5.41         29,915,292
    30,000,000  Chesham Finance, Limited                                        10/23/06      5.29         29,903,383
    40,000,000  Chesham Finance , Limited                                       10/02/06      5.40         39,994,000
    50,000,000  Govco Incorporated                                              10/25/06      5.46         49,820,500
    50,000,000  Govco Incorporated                                              10/18/06      5.47         49,872,736
    45,000,000  Govco Incorporated                                              10/06/06      5.47         44,966,312
    25,000,000  Greyhawk Funding, LLC                                           03/19/07      5.38         24,385,028
    34,430,000  Lexington Parker Capital Company, LLC                           01/12/07      5.35         33,912,340
   152,012,000  Lockhart Funding, LLC                                           10/25/06      5.33        151,476,918
    60,000,000  Lockhart Funding, LLC                                           10/26/06      5.33         59,780,000
    20,000,000  Market Street Funding, LLC                                      10/17/06      5.29         19,953,200
--------------                                                                                         --------------
   661,442,000  Total Asset Backed Commercial Paper                                                       658,554,605
--------------                                                                                         --------------

Commercial Paper (2.33%)
------------------------------------------------------------------------------------------------------------------------
$   18,100,000  Cornell University - Series 2004A                               11/08/06      5.33%    $   17,999,123
    20,000,000  Guam Power Authority
                Insured by AMBAC Assurance Corp.                                10/02/06      5.28         20,000,000
    10,000,000  Maryland Health & Higher Education Facility Authority
                (John Hopkins Health System Issue) - Series C                   11/15/06      5.32         10,000,000
    20,888,000  Maryland Health & Higher Education Facility Authority
                (John Hopkins Health System Issue) - Series C                   11/14/06      5.32         20,888,000
    10,800,000  Maryland Health & Higher Education Facility Authority
                (John Hopkins Health System Issue) - Series C                   10/05/06      5.38         10,800,000
     5,000,000  Tennessee School Board Authority                                10/11/06      5.40          5,000,000
     7,320,000  Tennessee School Board Authority                                11/07/06      5.31          7,320,000
    24,500,000  Texas PFA                                                       10/04/06      5.40         24,500,000
    10,000,000  Texas PFA - Series D-2                                          10/03/06      5.31         10,000,000
--------------                                                                                         --------------
   126,608,000  Total Commercial Paper                                                                    126,507,123
--------------                                                                                         --------------

Domestic Certificates of Deposit (5.33%)
------------------------------------------------------------------------------------------------------------------------
$   50,000,000  Amsouth Bank                                                    10/19/06      5.29%    $   50,000,000
    25,000,000  Amsouth Bank                                                    10/19/06      5.46         25,000,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Domestic Certificates of Deposit (Continued)
------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Marshall & Ilsley Bank                                          10/10/06      5.48%    $   30,000,000
    70,000,000  Wells Fargo Bank                                                04/20/07      5.25         70,000,000
    50,000,000  Wilmington Trust Company                                        11/24/06      5.52         50,000,000
    50,000,000  Wilmington Trust Company                                        12/07/06      5.47         50,000,000
    15,000,000  Wilmington Trust Company                                        01/22/07      5.41         15,000,000
--------------                                                                                         --------------
   290,000,000  Total Domestic Certificates of Deposit                                                    290,000,000
--------------                                                                                         --------------
Eurodollar Certificates of Deposit (11.84%)
------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Calyon                                                          01/19/07      5.26%    $   25,000,184
   100,000,000  Credit Industriel et Commerical                                 12/15/06      5.35         99,999,509
    50,000,000  Credit Suisse First Boston                                      12/22/06      5.55         49,996,582
   100,000,000  Deutsche Bank A.G.                                              12/13/06      4.82         99,982,252
    20,000,000  HBOS Treasury Services                                          10/31/06      5.44         20,000,000
    90,000,000  HBOS Treasury Services                                          11/01/06      5.44         90,000,000
    50,000,000  KBC Bank, N.V.                                                  11/01/06      5.30         50,000,000
    25,000,000  Societe Generale                                                04/19/07      5.31         25,000,000
   100,000,000  Societe Generale                                                04/27/07      5.32        100,000,000
    50,000,000  Societe Generale                                                12/05/06      4.75         50,000,092
    34,000,000  Societe Generale                                                12/05/06      4.75         34,000,062
--------------                                                                                         --------------
   644,000,000  Total Eurodollar Certificates of Deposit                                                  643,978,681
--------------                                                                                         --------------
Floating Rate Securities (6.51%)
------------------------------------------------------------------------------------------------------------------------
$   50,000,000  Bank of America Federal Funds Floater (b)                       12/15/06      5.31%    $   50,000,000
    40,000,000  Bank of America Federal Funds Floater (c)                       05/15/07      5.32         40,000,000
    30,000,000  Bear Stearns Federal Funds Floater (d)                          01/19/07      5.46         30,000,000
   100,000,000  Canadian Imperial Bank of Commerce (e)                          02/12/07      5.34        100,000,000
     9,100,000  CFM International Inc. Guaranteed Notes - Series 1999A (f)
                Guaranteed General Electric Company                             01/01/10      5.33          9,100,000
    15,000,000  General Electric Capital Corporation Extendible Monthly
                Securities (g)                                                  10/17/07      5.43         15,000,000
    40,000,000  Kreditbank (h)                                                  05/22/07      5.35         40,000,000
    25,000,000  Merrill Lynch & Co, Inc. (i)                                    05/14/07      5.29         25,000,000
    45,000,000  Merrill Lynch Twelve Month Exchange (j)                         08/03/07      5.39         45,000,000
--------------                                                                                         --------------
   354,100,000  Total Floating Rate Securities                                                            354,100,000
--------------                                                                                         --------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Foreign Commercial Paper (4.46%)
------------------------------------------------------------------------------------------------------------------------
$   50,000,000  BancoSantander Central Hispano S.A.                             10/20/06      4.74%    $   49,879,007
    40,000,000  Danske Corporation                                              10/30/06      4.79         39,850,972
    50,000,000  Depfa Bank, PLC                                                 11/22/06      5.31         49,619,750
    75,000,000  Yorkshire Building Society                                      12/21/06      5.34         74,111,531
    30,000,000  Yorkshire Building Society                                      02/12/07      5.38         29,412,634
--------------                                                                                         --------------
   245,000,000  Total Foreign Commercial Paper                                                            242,873,894
--------------                                                                                         --------------
Letter of Credit Commercial Paper (2.01%)
------------------------------------------------------------------------------------------------------------------------
$   35,000,000  ICICI Bank, Ltd.
                LOC Fortis Bank S.A./N.V.                                       11/15/06      5.27%    $   34,775,125
    30,000,000  ICICI Bank, Ltd.
                LOC Fortis Bank S.A./N.V.                                       12/01/06      5.50         29,735,158
    21,000,000  ICICI Bank, Ltd.
                LOC Fortis Bank S.A./N.V.                                       12/01/06      5.50         20,809,095
    11,915,000  IDB of theParish of Calcasieu, Inc.
                LOC BNP Paribas                                                 11/03/06      5.32         11,915,000
    12,350,000  Walnut Energy Center Authority
                LOC State Street bank & Trust Company                           10/12/06      5.34         12,330,038
--------------                                                                                         --------------
   110,265,000  Total Letter of Credit Commercial Paper                                                   109,564,416
--------------                                                                                         --------------
Loan Participations (1.97%)
------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Army and Air Force Exchange Service                             10/25/06      5.20%    $   25,000,000
    17,000,000  AXA Equitable Life Insurance Company (k)                        03/21/07      5.35         17,000,000
    65,000,000  COS-MAR Company (GE Petrochemical)
                Guaranteed by General Electric Company                          10/26/06      5.48         65,000,000
--------------                                                                                         --------------
   107,000,000  Total Loan Participations                                                                 107,000,000
--------------                                                                                         --------------
Medium Term Note (1.93%)
------------------------------------------------------------------------------------------------------------------------
$   55,000,000  Royal Bank of Canada                                            08/10/07      5.60%    $   55,000,000
    50,000,000  Sigma Finance, Inc.                                             04/30/07      5.25         50,000,000
--------------                                                                                         --------------
   105,000,000  Total Medium Term Note                                                                    105,000,000
--------------                                                                                         --------------





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Other Notes (0.08%)
------------------------------------------------------------------------------------------------------------------------
$    1,550,000  Butler County, OH  GO BAN                                       10/12/06      4.60%    $    1,550,000
     1,550,000  Butler County, OH  GO BAN                                       09/20/07      5.50          1,550,000
     1,500,000  North Canton, OH Real Estate Acquisition Notes                  06/27/07      5.80          1,501,563
--------------                                                                                         --------------
     4,600,000  Total Other Notes                                                                           4,601,563
--------------                                                                                         --------------
Promissory Note (0.92%)
------------------------------------------------------------------------------------------------------------------------
$   50,000,000  The Goldman Sachs Group, Inc.                                   12/29/06      5.01%    $   50,000,000
--------------                                                                                         --------------
    50,000,000  Total Promissory Note                                                                      50,000,000
--------------                                                                                         --------------

Repurchase Agreements (1.89%)
------------------------------------------------------------------------------------------------------------------------
$   40,000,000  Annaly Mortgage Management, Inc.  purchased on 09/29/06, repurchase proceeds at maturity $40,017,633
                (Collateralized by $195,224,987, GNMA, 4.500% to 5.375%,
                due 06/20/32 to 06/20/33, value $40,800,000)                    10/02/06      5.29%    $   40,000,000
    33,000,000  Banc of America Securities LLC, purchased on 09/29/06, repurchase proceeds at maturity $33,014,575
                (Collateralized by $43,459,280, GNMA, 2.946% to 7.000%,
                due 03/16/19 to 07/16/31, value $33,660,000)                    10/02/06      5.30         33,000,000
    30,000,000  UBS Securities LLC, purchased on 09/29/06,
                repurchase proceeds at maturity $30,013,250
                (Collateralized by $44,469,701, GNMA, 5.000% to 6.000%,
                due 10/15/32 to 05/20/36, Value $30,604,186)                    10/02/06      5.30         30,000,000
--------------                                                                                         --------------
   103,000,000  Total Repurchase Agreements                                                               103,000,000
--------------                                                                                         --------------
Time Deposit (2.11%)
------------------------------------------------------------------------------------------------------------------------
$  115,000,000  Rabobank Nederland                                              10/02/06      5.44%    $  115,000,000
--------------                                                                                         --------------
   115,000,000  Total Time Deposit                                                                        115,000,000
--------------                                                                                         --------------

U.S. Government Agency Medium Term Notes (2.76%)
------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Federal Home Loan Bank                                          08/14/07      5.58%    $   30,000,000
    25,000,000  Federal Home Loan Bank                                          10/02/07      5.50         25,000,000
    30,000,000  Federal Home Loan Mortgage Corporation                          10/23/06      4.25         30,000,000
    40,000,000  Federal Home Loan Mortgage Corporation                          02/09/07      4.76         40,000,000
    25,000,000  Federal Home Loan Mortgage Corporation                          03/07/07      5.02         24,999,499
--------------                                                                                         --------------
   150,000,000  Total U.S. Government Agency Medium Term Notes                                            149,999,499
--------------                                                                                         --------------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Variable Rate Demand Instruments (l) (14.02%)
------------------------------------------------------------------------------------------------------------------------
$    1,880,000  361 Summit Blvd. LLC - Series 2003
                LOC First Commercial Bank                                       05/01/28      5.37%    $    1,880,000
     2,100,000  1212 Jackson, LLC - Series 2004
                LOC Fifth Third Bank                                            09/01/24      5.37          2,100,000
     1,940,000  1800 Indian Wood, Ltd. - Series 2005
                LOC Fifth Third Bank                                            04/01/26      5.37          1,940,000
     1,895,000  2150 Investment Company - Series 1997
                LOC Fifth Third Bank                                            02/01/17      5.37          1,895,000
     4,480,000  A&M Associates Project - Series 2002
                LOC US Bank, N.A.                                               12/01/34      5.38          4,480,000
     1,400,000  Adams County, CO Housing Agency
                (Semper Village Apartments) - Series 2004C
                Guaranteed by Federal National Mortgage Association             07/15/37      5.37          1,400,000
     2,440,000  Alatrade Foods LLC - Series 2004
                LOC Amsouth Bank                                                12/01/14      5.40          2,440,000
     3,080,000  Alabama HOPO Realty Investment LLC - Series 2001
                LOC SouthTrust Bank                                             12/01/21      5.40          3,080,000
     3,870,000  Alabama Incentives Finance Authority, - Series 1999C
                Insured by AMBAC Assurance Corp.                                10/01/29      5.33          3,870,000
     3,000,000  Allied Services LLC, Series 2006
                LOC Fifth Third Bank                                            03/01/21      5.37          3,000,000
       580,000  Alpine Capital Investment LLC - Series 1997B
                LOC National City Bank                                          09/15/27      5.42            580,000
       445,000  Andrews Laser Works Corporation - Series 1998
                LOC National City Bank                                          05/01/08      5.42            445,000
     1,000,000  Atlantic Tool & Die Company - Series 1996
                LOC KeyBank, N.A.                                               12/01/11      5.35          1,000,000
     1,970,000  Atlantic Tool & Die Company - Series 2002
                LOC KeyBank, N.A.                                               03/01/17      5.35          1,970,000
       458,000  Barnes & Thornburg LLP - Series 2003
                LOC Fifth Third Bank                                            07/01/08      5.37            458,000
     2,350,000  Barnes & Thornburg LLP - Series 2005
                LOC Fifth Third Bank                                            12/01/55      5.37          2,350,000
     7,713,000  BB Auto Land of Roswell, LLC - Series 2003A
                LOC Bank of North Georgia                                       05/01/23      5.48          7,713,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Variable Rate Demand Instruments (l) (Continued)
------------------------------------------------------------------------------------------------------------------------
$    2,425,000  BBC, LLC - Series 2000
                LOC Columbus Bank & Trust Company                               11/01/20      5.32%     $   2,425,000
     1,000,000  Beckfield Properties, LLC - Series 2004
                LOC Fifth Third Bank                                            12/01/24      5.37          1,000,000
       900,000  Bennett Realty LLC - Series 2003
                LOC Fifth Third Bank                                            04/01/23      5.37            900,000
       970,000  Berkeley Square Retirement Center - Series 1998A
                LOC Fifth Third Bank                                            02/01/13      5.39            970,000
     4,000,000  Bluegrass Wireless LLC
                LOC Fifth third Bank                                            02/01/12      5.37          4,000,000
     3,180,000  Bob Sumerel Tire Co, Inc. - Series 1999
                LOC Fifth Third Bank                                            04/01/19      5.37          3,180,000
     2,900,000  Brookville Enterprises - Series 2004
                LOC Fifth Third Bank                                            10/01/25      5.37          2,900,000
     2,000,000  Budd Office Building Associate, Ltd. (Partnership Project) -
                Series 1997
                LOC Comerica Bank                                               10/01/47      5.35          2,000,000
     2,450,000  Burke County, GA Development Authority IDRB - Series 2002
                (Lichtenberg Holdings II, LLC)
                LOC JPMorgan Chase Bank, N.A.                                   01/01/13      5.33          2,450,000
     1,500,000  Butler County Surgical Properties, LLC - Series 2005
                LOC Fifth Third Bank                                            07/01/25      5.37          1,500,000
     4,830,000  Carmichael Imaging, LLC - Series 2002
                LOC Regions Bank                                                11/01/10      5.33          4,830,000
     3,300,000  CEGW, Inc.
                LOC PNC Bank, N.A                                               03/31/09      5.36          3,300,000
     1,990,000  Central Michigan Inns, LLC (Pohlcat Inc.) - Series 2000A
                LOC Wachovia Bank, N.A.                                         04/01/30      5.38          1,990,000
     4,500,000  Charles K. Blandin Foundation - Series 2004
                LOC Wells Fargo Bank, N.A.                                      05/01/19      5.40          4,500,000
     4,900,000  Charles William Properties, LLC - Series 2004
                LOC Federal Home Loan Bank of Atlanta                           08/01/29      5.32          4,900,000
     3,165,000  Cheney Brothers, Inc. - Series 1996
                LOC Wachovia Bank, N.A                                          12/01/16      5.48          3,165,000
       790,000  Chuo Mubea Suspension Components Company - Series 2004
                LOC Fifth Third Bank                                            01/01/11      5.37            790,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Variable Rate Demand Instruments (l) (Continued)
------------------------------------------------------------------------------------------------------------------------
$   11,200,000  Church of the Highlands, Inc. - Series 2006A
                LOC Amsouth Bank                                                01/01/23      5.33%    $   11,200,000
     2,745,000  Cinnamon Properties, Inc.
                LOC US Bank, N.A.                                               04/01/20      5.32          2,745,000
     2,300,000  Cirrus Development Ltd. - Series 1999
                LOC US Bank, N.A.                                               05/01/14      5.32          2,300,000
     5,875,000  City of Auburn, AL
                Industrial Development and Infrastructure RB - Series 2004A
                LOC Allied Irish Bank                                           05/01/24      5.32          5,875,000
     1,665,000  City of Portland, OR EDRB (Broadway Project) - Series 2003B
                Insured by AMBAC Assurance Corp.                                04/01/11      5.30          1,665,000
     1,295,000  Cole Investments LLC
                LOC Fifth Third Bank                                            07/01/19      5.37          1,295,000
     3,770,000  Columbus Area, Inc., OH - Series 2004
                LOC Key Bank, N.A.                                              07/01/24      5.35          3,770,000
     3,100,000  Columbus, GA Development Authority
                (Woodnont Properties - Greystoneat Columbus Park Project)
                - Series 2004
                LOC Columbus Bank & Trust Company                               12/01/24      5.37          3,100,000
     3,880,000  Columbus, GA (Riverton Ford Inc. Project) - Series 2000
                LOC Columbus Bank & Trust  Company                              04/01/20      5.33          3,880,000
     3,000,000  Columbus, GA Development Authority Industrial Development RB
                (CEDC/Bricken Financial Project) - Series 2006
                LOC Wachovia Bank, N.A.                                         02/01/26      5.38          3,000,000
    10,130,000  Columbus, GA Development Authority RB
                (Woodmont Properties, LLC Greystone Farms II Project) -
                Series 2006
                LOC Columbus Bank & Trust Company                               02/01/26      5.37         10,130,000
     6,175,000  Columbus, GA Development Authority RB
                (Four J.S. Family, LLP Project) - Series 2000
                LOC Columbus Bank & Trust Company                               09/01/20      5.37          6,175,000
    11,275,000  Columbus, GA Development Authority RB
                (Four J.S. Family, LLP Project) - Series 2002
                LOC Columbus Bank & Trust Company                               12/01/22      5.33         11,275,000
     3,070,000  Columbus, GA Development Authority RB
                (Rivertown Pediatric Project) - Series 2003
                LOC Columbus Bank & Trust Company                               05/01/23      5.37          3,070,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Variable Rate Demand Instruments (l) (Continued)
------------------------------------------------------------------------------------------------------------------------
$    1,340,000  Consolidated Equities, LLC - Series 1995
                LOC Fifth Third Bank                                            12/01/25      5.37%    $    1,340,000
     9,335,000  Country Club of the South - Series 2002
                LOC Bank of North Georgia                                       12/01/31      5.42          9,335,000
     4,800,000  Crestmont Nursing Home - Series 2004
                LOC Fifth Third Bank                                            03/01/24      5.33          4,800,000
     6,415,000  Cubba Capital, LLC - Series 2005A
                LOC Comerica Bank                                               03/01/55      5.35          6,415,000
     4,150,000  D & G Conduit LLC - Series 2003
                LOC Amsouth Bank, N.A.                                          10/01/23      5.32          4,150,000
    10,450,000  D.G.Y. Real Estate LP - Series 2000A
                LOC PNC Bank, N.A.                                              05/01/20      5.36         10,450,000
     7,245,000  Daniel Land Company - Series 2004
                LOC Columbus Bank & Trust Company                               09/01/29      5.37          7,245,000
     2,010,000  Devin F. & Janis L. McCarthy - Series 1997
                LOC US Bank, N.A.                                               07/01/17      5.32          2,010,000
     6,280,000  Drury Inns, Inc.
                LOC First Commercial Bank                                       03/01/20      5.44          6,280,000
     3,525,000  Dussel Realty Investment LLC
                LOC National City Bank                                          02/01/18      5.38          3,525,000
     3,690,000  Eckert Seamans Cherin & Mellot, LLC - Series 2000
                LOC PNC Bank, N.A.                                              01/01/15      5.36          3,690,000
     1,000,000  Elmhurst Memorial Healthcare - Series 2004B
                LOC Fifth Third Bank                                            01/01/34      5.33          1,000,000
     8,450,000  Elsinore Properties Ltd. - Series 1999
                LOC Fifth Third Bank                                            01/01/29      5.37          8,450,000
     1,000,000  Falls Village Realty, LLC - Series 2004
                LOC Fifth Third Bank                                            12/01/29      5.37          1,000,000
       900,000  Family Sports & Lifestyle RB
                LOC Fifth Third Bank                                            09/01/22      5.37            900,000
     1,950,000  Fannin & Fannin LLC
                LOC Fifth Third Bank                                            12/01/24      5.37          1,950,000
     3,690,000  FE, LLC - Series 1998A
                LOC Fifth Third Bank                                            04/01/28      5.33          3,690,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Variable Rate Demand Instruments (l) (Continued)
------------------------------------------------------------------------------------------------------------------------
$    1,500,000  Findlay Evangelical Presbyterian Church - Series 2004
                LOC Fifth Third Bank                                            11/01/30      5.37%     $   1,500,000
     7,000,000  Fiore Capital, LLC - Series 2005A
                LOC M&I Marshall & Ilsley Bank                                  08/01/45      5.32          7,000,000
     1,985,000  First Metropolitan Title Company - Series 1997
                LOC LaSalle Bank, N.A.                                          05/01/22      5.37          1,985,000
     1,440,000  First Park Place LLC
                LOC Fifth Third Bank                                            12/01/19      5.37          1,440,000
    11,575,000  Flint River Services, Inc. - Series 2005
                LOC Columbus Bank & Trust Company                               01/01/30      5.36         11,575,000
       805,000  Follow Thru Land and Development, LLC - Series 1998
                LOC Key Bank, N.A.                                              11/01/13      5.35            805,000
    11,310,000  Ft. Northport, LLC, AL - Series 2004
                LOC Regions Bank                                                12/01/31      5.33         11,310,000
     1,365,000  G & J Properties II, LLC - Series 2002
                LOC Fifth Third Bank                                            09/01/23      5.37          1,365,000
     3,535,000  G & L Manufacturing Inc.
                LOC Fifth Third Bank                                            07/01/20      5.37          3,535,000
     3,405,000  Garden City Hospital Osteopathic - Series 1997
                LOC National City Bank                                          10/01/17      5.33          3,405,000
    11,330,000  Gastro Partners Land Company, LLC - Series 2005
                LOC Union Planters Bank                                         03/01/35      5.32         11,330,000
     1,500,000  Genesee County, MI Taxable Obligation Notes                     11/01/08      5.42          1,500,000
       900,000  Gilead Friends Church - Series 2002
                LOC Fifth Third Bank                                            10/01/17      5.37            900,000
     1,450,000  Goson Project - Series 1997
                LOC Federal Home Loan Bank of Cincinnati                        11/01/17      5.38          1,450,000
     2,070,000  Grace Community Church of Amarillo - Series 2005
                LOC Wells Fargo Bank, N.A.                                      02/01/30      5.33          2,070,000
     5,850,000  Graf Brothers Flooring, Inc. - Series 2005
                LOC Fifth Third Bank                                            05/01/20      5.37          5,850,000
     1,400,000  Great Expectations Ltd. (Bass Chevrolet) - Series 1996
                LOC Fifth Third Bank                                            07/01/17      5.42          1,400,000
     1,405,000  HCH, LLC - Series 2000
                LOC Key Bank,N.A.                                               08/01/15      5.35          1,405,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Variable Rate Demand Instruments (l) (Continued)
------------------------------------------------------------------------------------------------------------------------
$    3,375,000  Healtheum, LLC - Series 2004
                LOC Wells Fargo Bank, N.A.                                      11/01/29      5.37%    $    3,375,000
     2,365,000  Henderson, OH Regional Authority
                LOC Fifth Third Bank                                            07/01/23      5.37          2,365,000
     6,700,000  Holland-Sheltair Aviation Funding, LLC - Series 2005-B4
                LOC Mellon Bank, N.A.                                           05/01/35      5.32          6,700,000
     1,810,000  Home City Ice Company & HC Transport Inc. - Series 2004
                LOC US Bank,N.A.                                                05/01/19      5.37          1,810,000
     1,800,000  Hoosier Stamping Manufacturing Corp. - Series 2004
                LOC Fifth Third Bank                                            07/01/36      5.37          1,800,000
       925,000  Hope Realty, Ltd. & Harmony Realty, Ltd. (Kurtz Bros., Inc.) -
                Series 2000
                LOC KeyBank, N.A.                                               08/01/15      5.37            925,000
     1,785,000  Hopkins Property of Talladega LLC RB
                LOC Federal Home Loan Bank of Atlanta                           10/01/16      4.28          1,785,000
     1,800,000  Hopkins Waterhouse LLC Project
                LOC National City Bank                                          06/01/20      5.38          1,800,000
     2,805,000  Hostun LLC - Series 2004
                LOC US Bank,N.A.                                                12/01/27      5.40          2,805,000
     1,850,000  HRH Capital LLC - Series 2002
                LOC Fifth Third Bank                                            03/01/22      5.37          1,850,000
     2,930,000  Hudson Toyota And Hyundai Realty LLC - Series 2003
                LOC Fifth Third Bank                                            04/01/23      5.37          2,930,000
     1,000,000  Illinois Development Finance Authority
                (Harbortown Industry Inc. Project) - Series 2000
                LOC LaSalle Bank, N.A.                                          12/01/20      5.41          1,000,000
     5,745,000  Indiana HEFA (Porter Project) - Series 2005B
                LOC Fifth Third Bank                                            06/01/19      5.33          5,745,000
     1,637,500  IOP Properties LLC
                LOC Fifth Third Bank                                            04/01/44      5.37          1,637,500
     1,400,000  Jacksons Food Stores, Inc. - Series 2006
                LOC Key Bank, N.A.                                              03/01/16      5.35          1,400,000
     1,020,000  James B. Krewatch & Marden H. Krewatch
                Revocable Living Trust - Series 2005
                LOC Fifth Third Bank                                            11/01/25      5.37          1,020,000
       635,000  KBL Capital Fund, Inc. (BH Reality Limited Partnership) -
                Series 1996A
                LOC Fifth Third Bank                                            05/01/21      5.32            635,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Variable Rate Demand Instruments (l) (Continued)
------------------------------------------------------------------------------------------------------------------------
$    3,301,000  KFDT L.P. - Series 2005
                LOC Fifth Third Bank                                            04/01/35      5.37%    $    3,301,000
     2,355,000  Kingston Healthcare Company - Series 1997A
                LOC Fifth Third Bank                                            11/01/17      5.32          2,355,000
     4,715,000  Kingston Healthcare Company - Series 2003A
                LOC Fifth Third Bank                                            08/01/25      5.33          4,715,000
     1,815,000  Kingston Healthcare Company - Series 1998A
                LOC Fifth Third Bank                                            03/01/18      5.32          1,815,000
     1,000,000  Kit Carson County, CO Agricultural Development RB
                (Midwest Farms, LLC) - Series 1997
                LOC Wells Fargo Bank, N.A.                                      06/01/27      5.32          1,000,000
     4,090,000  Kool Capital, LLC
                LOC Michigan National Bank                                      04/01/29      5.48          4,090,000
     2,130,000  L3 Corporation - Series 2002
                LOC Fifth Third Bank                                            11/01/17      5.37          2,130,000
     4,575,000  Lakeland Income Properties, LLC - Series 2004
                LOC Federal Home Loan Bank                                      04/01/29      5.33          4,575,000
     3,500,000  Laminations, Inc. & Santana Products - Series 1999
                LOC PNC Bank, N.A.                                              08/31/15      5.36          3,500,000
     5,805,000  Laurel County, KY Industrial Building RB
                (Consolidated Biscuit Company Project)
                LOC Fifth Third Bank                                            03/01/15      5.38          5,805,000
     2,245,000  Le Sportsac Inc. - Series 2005
                LOC Fifth Third Bank                                            11/01/14      5.37          2,245,000
       565,000  Lee County, FL Multifamily  HFA  RB
                (Crossings at Cape Coral Apartments Project) - Series 1999B
                LOC Suntrust Bank                                               06/01/14      5.42            565,000
    12,650,000  Lexington Financial Services, LLC Health Care RB - Series 2001
                LOC LaSalle Bank, N.A.                                          02/01/26      5.36         12,650,000
     3,020,000  Lock Inns, Inc. - Series 2003
                LOC Bank of North Georgia                                       02/01/23      5.42          3,020,000
     1,695,000  Lockland Development Company Ltd. - Series 2000
                LOC US Bank, N.A.                                               07/01/20      5.37          1,695,000
       500,000  LRC - B Wadsworth Investors, Ltd. - Series 1997
                LOC  US Bank, N.A.                                              09/01/17      5.47            500,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Variable Rate Demand Instruments (l) (Continued)
------------------------------------------------------------------------------------------------------------------------
$    1,000,000  LRC - Meadows Investors LLC - Series 2004
                LOC JPMorgan Chase Bank, N.A.                                   12/01/34      5.41%    $    1,000,000
     6,885,000  Madison, WI Community Development Authority RB
                (Block 89 Project) - Series 1996A                               01/01/19      5.32          6,885,000
     5,880,000  Madison, WI Community Development Authority RB
                (Block 89 Project) - Series 2000                                07/01/20      5.32          5,880,000
       895,000  Manatee County, FL Multifamily HFA  RB - Series 2002B
                (La Mirada Gardens Project)
                LOC Suntrust Bank                                               11/01/33      5.43            895,000
     2,422,100  Materials Processing Inc. - Series 2004
                LOC Fifth Third Bank                                            09/01/34      5.37          2,422,100
     2,875,000  Maximum Principle Amount Limited Partnership
                (Riverview Medical Office Building) - Series 1997
                LOC National City Bank                                          11/01/17      5.38          2,875,000
     6,850,000  MBE Investment Company LLC - Series 2004-A
                LOC Comerica Bank                                               12/01/54      5.35          6,850,000
     7,610,000  MCSH Real Estate Investors, LLC - Series 2004
                LOC First Tennessee Bank, N.A.                                  09/01/21      5.32          7,610,000
     1,075,000  Miami River Stone Company - Series 2002
                LOC US Bank, N.A.                                               08/01/09      5.39          1,075,000
     1,130,000  Michigan City, IN (Consolidated Biscuit Company)
                LOC Fifth Third Bank                                            10/01/13      5.37          1,130,000
     2,135,000  Michigan HEFA (Hope College) - Series 1996M
                LOC Fifth Third Bank                                            10/01/16      5.37          2,135,000
       905,000  Milwaukee, WI (Historic Third Ward Parking Project) - Series 1999
                LOC Northern Trust Bank                                         09/01/28      5.42            905,000
     1,810,000  Mississippi Business Finance Corporation IDRB
                (Howard Industries, Inc.) - Series 1995
                LOC Amsouth Bank                                                06/01/10      5.33          1,810,000
     2,050,000  Mississippi Business Finance Corporation, IDRB
                (Colle Towing Project) - Series 2004
                LOC Regions Bank                                                10/01/19      5.33          2,050,000
     4,800,000  Mississippi Business Finance Corporation IDRB
                (Pottery Barn Inc. Project) - Series 2004
                LOC Bank of America, N.A.                                       06/01/24      5.33          4,800,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Variable Rate Demand Instruments (l) (Continued)
------------------------------------------------------------------------------------------------------------------------
$    3,000,000  Mississippi Business Finance Corporation IDRB
                (Wade Inc. Project) - Series 2006
                LOC Regions Bank                                                02/01/21      5.33%    $    3,000,000
     3,930,000  Mississippi Business Finance Corporation IDRB
                (TTW Farm Products Inc.)
                LOC Amsouth Bank                                                11/01/11      5.33          3,930,000
     7,225,000  Mississippi Business Finance Corporation IDRB
                (Lextron-Visteon Leasing Project) - Series 2003
                LOC JPMorgan Chase Bank, N.A.                                   12/01/27      5.34          7,225,000
     2,660,000  Montgomery Cancer Center LLC - Series 1997
                LOC Wachovia Bank, N.A.                                         10/01/12      5.33          2,660,000
     7,460,000  Montgomery County, PA (Brookside Manor Apartments)
                Collateralized by Federal National Mortgage Association         08/15/31      5.33          7,460,000
     5,265,000  Montgomery County, PA (Kingswood Apartments Project)
                Collateralized by Federal National Mortgage Association         08/15/31      5.33          5,265,000
       865,000  Montgomery, AL IDB (The Jobs Company, LLC Project) - Series 1996C
                LOC Columbus Bank & Trust Company                               07/01/16      5.32            865,000
    10,000,000  Moore Orthopedic Clinic, LLC - Series 2006
                LOC Nations Bank of  South Carolina                             08/01/31      5.37         10,000,000
     2,115,000  Mount Carmel West Medical Office Building LP - Series 1999
                LOC National City Bank of Michigan/Illinois                     08/01/19      5.38          2,115,000
     1,800,000  Mrs. K.C. Jordan & Associates, Inc.
                LOC Fifth Third Bank                                            04/01/23      5.37          1,800,000
     2,900,000  Nebar Investments, LLC  - Series 2005
                LOC Fifth Third Bank                                            07/01/50      5.37          2,900,000
     4,455,000  New Hampshire HEFA (Weeks Medical Center) - Series 2005B
                LOC Allied Irish Bank                                           07/01/35      5.28          4,455,000
     1,615,000  New Lexington Clinic, P.S.C. - Series 2003
                LOC Fifth Third Bank                                            05/01/18      5.37          1,615,000
     2,000,000  New York State HFA RB (345 East 94th Street)
                Guaranteed by Federal Home Loan Mortgage Corporation            11/01/31      5.33          2,000,000
     9,000,000  New York State HFA RB (Saxony Housing) - Series 1997A
                Collateralized by Federal National Mortgage Association         05/15/30      3.80          9,000,000
     1,600,000  NO S Properties, LLC - Series 2004
                LOC Fifth Third Bank                                            08/01/24      5.37          1,600,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Variable Rate Demand Instruments (l) (Continued)
------------------------------------------------------------------------------------------------------------------------
$    7,455,000  North Lagoon Partners, Inc. - Series 2004
                LOC Columbus Bank & Trust Company                               10/01/29      5.32%    $    7,455,000
     1,815,000  NPI Capital, LLC - Series 1999A
                LOC Michigan National Bank                                      07/01/29      5.42          1,815,000
     7,779,000  Nugent Sand Company - Series 1999
                LOC National City Bank of Kentucky                              11/01/11      5.38          7,779,000
     6,900,000  Olathe, KS IDRB ( Diamant Boart Project) - Series 1997B
                LOC Svenska Handelsbanken                                       03/01/27      5.48          6,900,000
     5,840,000  Opelika IDA (Opelika Industrial Park Project) - Series 1998A
                Insured by MBIA Insurance Corp.                                 06/01/23      5.35          5,840,000
     1,225,000  Ordeal Properties LLC - Series 1997
                LOC KeyBank, N.A.                                               10/01/12      5.35          1,225,000
     1,030,000  Oswego County, NY IDA Civic Facilities (OH Properties, Inc Project - B)
                LOC Manufacturers & Traders & Trust Co.                         06/01/24      5.37          1,030,000
     2,475,000  Oxmoor West, LLC - Series 2006
                LOC First Commercial Bank                                       04/01/26      5.32          2,475,000
    2,290,000   Parisi Investment, LP & Supply Co. - Series 1998
                LOC US Bank, N.A.                                               05/01/18      5.32          2,290,000
     1,000,000  PBSI Properties, LLC - Series 2004
                LOC Huntington National Bank                                    03/01/34      5.42          1,000,000
     1,865,000  Peachtree Crest Professional Offices - Series 2003
                LOC Bank of North Georgia                                       03/01/23      5.42          1,865,000
     3,900,000  Pennsylvania Economic Development Finance Authority
                (Repete Associates Project) - Series 2005 B3
                LOC PNC Bank,N.A.                                               08/01/25      5.33          3,900,000
     2,565,000  Pomeroy Investments, LLC - Series 1997
                LOC US Bank, N.A.                                               05/01/17      5.32          2,565,000
     1,275,000  R.M.D. Corporation
                LOC Fifth Third Bank                                            06/01/13      5.37          1,275,000
     3,300,000  Radiation Oncology Partners, LLP
                LOC SouthTrust Bank                                             08/01/18      5.33          3,300,000
     4,290,000  Rawcar Group, LLC - Series 2006
                LOC National City Bank of the Midwest                           04/01/36      5.38          4,290,000
     2,435,000  Realty Holdings Co. LLC - Series 2004
                LOC Fifth Third Bank                                            05/01/24      5.37          2,435,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Variable Rate Demand Instruments (l) (Continued)
------------------------------------------------------------------------------------------------------------------------
$    4,845,000  Reynolds Road Fitness Center, - Series 1998
                LOC Fifth Third Bank                                            01/01/19      5.37%    $    4,845,000
     3,490,000  Robert C. Fox Jr. (Fox Racing Shoe Project) - Series A
                LOC Comerica Bank                                               06/01/33      5.37          3,490,000
     4,035,000  Rockwood Quarry LLC - Series 2002
                LOC Fifth Third Bank                                            12/01/22      5.33          4,035,000
     3,550,000  Rogers Bridge Road & Southern Properties, LLC - Series 2002
                LOC Bank of North Georgia                                       01/01/23      5.47          3,550,000
       770,000  S & L Plastic Inc.
                LOC Fleet Bank                                                  07/01/08      5.35            770,000
     1,035,000  S & S Partnership (Model Graphics) - Series 1999
                LOC US Bank                                                     09/01/19      5.42          1,035,000
    10,238,000  Saber Management LLC - Series 2006
                LOC Charter One Bank, N.A.                                      07/01/56      5.35         10,238,000
     1,298,000  Saginaw County, MI                                              03/01/08      5.37          1,298,000
     1,350,000  Sand Run Nursery & Preserve LLC - Series 2004
                LOC US Bank,N.A.                                                03/01/24      5.39          1,350,000
     2,475,000  Savoy Properties, Ltd. - Series 2000
                LOC KeyBank,N.A.                                                08/01/20      5.35          2,475,000
     2,400,000  Schenectady County, NY
                Metroplex Development Authority Revenue - Series 2005B
                Insured by FSA                                                  08/01/28      5.32          2,400,000
     2,800,000  Security Self-Storage, Inc. - Series 2005
                LOC Fifth Third Bank                                            05/01/35      5.37          2,800,000
     4,305,000  Security Self-Storage, Inc. - Series 1999
                LOC Bank One                                                    02/01/19      5.38          4,305,000
     3,330,000  Servaas, Inc. - Series 2003
                LOC Fifth Third Bank                                            03/01/13      5.37          3,330,000
     3,225,000  Shepherd Capital LLC
                LOC Fifth Third Bank                                            03/15/49      5.48          3,225,000
     4,765,000  Smugglers Notch Management Company, Ltd. and
                Smugglers Notch Investment Company, Ltd. - Series 2000
                LOC KeyBank,N.A.                                                09/01/15      5.35          4,765,000
     7,000,000  Southeast Alabama Gas District RB (Lateral Project) - Series 2000
                Insured by AMBAC Assurance Corp.                                06/01/25      5.33          7,000,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Variable Rate Demand Instruments (l) (Continued)
------------------------------------------------------------------------------------------------------------------------
$    6,700,000  Southern Central Communications Corporation - Series 2003
                LOC Fifth Third Bank                                            04/01/18      5.33%    $    6,700,000
     1,680,000  Southern Orthopaedic Properties LLC - Series 2001
                LOC Columbus Bank & Trust Company                               10/01/21      5.33          1,680,000
     2,700,000  Southwestern Ohio Steel, Inc.
                LOC US Bank, N.A.                                               04/01/08      5.38          2,700,000
     1,260,000  Stallard-Schrier Family LP - Series 1996
                LOC Fifth Third Bank                                            09/01/16      5.39          1,260,000
       980,000  State Crest Ltd. - Series 2000
                LOC Fifth Third Bank                                            06/01/23      5.37            980,000
     5,101,000  Stonegate-Partners I, LLC (Stonegate Partners Project) - Series 2002
                LOC US Bank, N.A.                                               06/01/34      5.38          5,101,000
     9,000,000  SWC Princeton LLC
                LOC Compass Bank                                                03/01/32      5.33          9,000,000
     1,030,000  T.D. Management Ltd. - Series 1996
                LOC Fifth Third Bank                                            01/01/11      5.39          1,030,000
     2,200,000  Tampa Bay, FL (Elders Land Development) - Series 2003
                LOC Fifth Third Bank                                            09/01/23      5.37          2,200,000
     2,705,000  Tant Real Estate, LLC - Series 2003
                LOC Columbus Bank & Trust Company                               03/01/23      5.33          2,705,000
     3,220,000  Taylor Station Surgery Center Project - Series 2002
                LOC National City Bank                                          12/01/22      5.38          3,220,000
     7,125,000  Thayer Properties II, LLC - Series 2001
                LOC Columbus Bank & Trust Company                               09/01/21      5.40          7,125,000
     2,730,000  The Hennegan Company - Series 2004
                LOC US Bank, N.A.                                               10/01/11      5.32          2,730,000
     6,210,000  The Shoppes at Edgewater - Series 2003
                LOC Amsouth Bank                                                01/01/23      5.33          6,210,000
     6,980,000  Three Reading LP
                LOC Federal Home Loan Bank of Pittsburg                         06/01/24      5.39          6,980,000
     1,820,000  Tisdel Holdings Inc. - Series 2000
                LOC Huntington National Bank                                    09/01/20      5.47          1,820,000
     2,985,000  Town of Islip, NY IDA (Brentwood Real Estate LLC) - Series 2000
                LOC Citybank, N.A.                                              11/01/20      5.35          2,985,000
     6,170,000  Triple Crown Investments, LLC - Series 2004
                LOC Federal Home Loan Bank of Dallas                            08/01/25      5.32          6,170,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Variable Rate Demand Instruments (l) (Continued)
------------------------------------------------------------------------------------------------------------------------
$    2,035,000  Trotman Bay Minette, Inc. - Series 2000
                LOC Columbus Bank & Trust Company                               01/01/21      5.32%    $    2,035,000
     2,690,000  Twelfth Street Partners, LLC - Series 2005
                LOC Fifth Third Bank                                            04/01/25      5.37          2,690,000
     4,635,000  Unico Alloys & Metals - Series 2004
                LOC National City Bank                                          08/01/24      5.32          4,635,000
       830,000  Vincent Enterprise & Partners - Series 2000
                LOC KeyBank, N.A.                                               03/01/20      5.35            830,000
     1,590,000  Vista Funding Corporation - Series 1997A
                LOC Fifth Third Bank                                            07/01/15      5.37          1,590,000
       820,000  Walt Sweeney Ford - Series 1996
                LOC Fifth Third Bank                                            01/01/12      5.42            820,000
       545,000  Warrior Roofing Manufacturing, Inc. - Series 2001
                LOC Columbus Bank & Trust Company                               09/01/26      5.45            545,000
     3,720,000  Watson's Dayton Properties, LLC - Series 2002A
                LOC US Bank, N.A.                                               07/01/18      5.32          3,720,000
     7,055,000  Wellington Green LLC - Series 1999
                LOC Charter One Bank                                            04/01/29      5.35          7,055,000
     3,400,000  West Coast Pack, LLC - Series 2005
                LOC LaSalle Bank, N.A.                                          07/01/35      5.37          3,400,000
     9,700,000  Wellstone Mills LLC - Series 2004A
                LOC PNC Bank, N.A.                                              12/15/24      5.36          9,700,000
     1,900,000  Westchester County, NY IDA RB (B.W.P. Distributors Inc.) - Series 1997
                LOC Wachovia Bank, N.A.                                         10/01/28      5.43          1,900,000
       520,000  Westchester Presbyterian Church
                LOC US Bank, N.A.                                               09/01/13      5.47            520,000
     3,825,000  William Morris Reality Greystone - Series 2004
                LOC Amsouth Bank                                                01/01/19      5.41          3,825,000
     1,410,000  Wilmington Iron & Metal Company - Series 1999
                LOC Bank One                                                    08/01/14      5.38          1,410,000
     4,754,243  Wilmington Trust Company (Amtrak Trust 93-A) - Series B Notes
                Guaranteed by General Electric Company                          01/01/11      5.32          4,754,243
     4,900,000  Willow Creek Interest LLC, OH - Series 2005
                LOC Fifth Third Bank                                            04/01/25      5.37          4,900,000
     8,750,000  Winder-Barrow Industrial Building Authority
                (The Concrete Company Project) - Series 2000
                LOC Columbus Bank & Trust Company                               02/01/20      5.33          8,750,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Variable Rate Demand Instruments (l) (Continued)
------------------------------------------------------------------------------------------------------------------------
$    1,080,000  Windsor Medical Center, Inc. - Series 1997
                LOC Federal Home Loan Bank                                      12/03/18      5.38%    $    1,080,000
     1,000,000  Word of Deliverence - Series 2004
                LOC Fifth Third Bank                                            12/01/24      5.37          1,000,000
--------------                                                                                         --------------
   762,796,843  Total Variable Rate Demand Instruments                                                    762,796,843
--------------                                                                                         --------------
Yankee Certificates of Deposit (29.50%)
------------------------------------------------------------------------------------------------------------------------
$   75,000,000  Banque National de Paris                                        02/08/07      5.42%    $   75,000,000
   100,000,000  Barclays Bank PLC                                               10/27/06      5.45        100,000,000
    25,000,000  Barclays Bank PLC                                               10/18/06      5.46         25,000,000
    50,000,000  Canadian Imperial Bank of Commerce                              11/20/06      5.31         50,000,000
    50,000,000  Canadian Imperial Bank of Commerce                              11/24/06      5.32         50,000,000
    50,000,000  Credit Industriel et Commercial                                 11/21/06      5.35         50,000,000
    50,000,000  Credit Industriel et Commercial                                 11/24/06      5.35         50,000,000
    60,000,000  Credit Suisse AG                                                11/08/06      5.38         60,000,312
   150,000,000  Deutsche Zentral - Genossenschafts Bank                         11/17/06      5.38        150,000,000
   100,000,000  Deutsche Zentral - Genossenschafts Bank                         12/27/06      5.34        100,000,000
    50,000,000  HBOS PLC                                                        06/04/07      5.42         50,000,000
    25,000,000  HSN Nordesbank AG                                               11/08/06      5.40         25,000,000
    50,000,000  HSN Nordesbank AG                                               02/08/07      5.44         50,000,000
   200,000,000  Norddeutsche Landesbank Girozentral                             01/22/07      5.37        200,003,082
    70,000,000  Royal Bank of Canada                                            02/08/07      5.43         70,001,230
    35,000,000  Royal Bank of Scotland                                          01/16/07      4.80         35,000,496
    75,000,000  Standard Chartered PLC                                          10/24/06      5.45         75,000,000
    50,000,000  Toronto Dominion                                                12/29/06      5.37         50,000,000
    40,000,000  Toronto Dominion                                                02/21/07      5.62         40,000,000
    30,000,000  Toronto Dominion                                                04/13/07      5.31         29,997,791
    20,000,000  UBS AG                                                          10/31/06      5.29         20,000,000
    50,000,000  Westdeutsche Landesbank Girozentral                             10/18/06      5.31         50,000,000
    50,000,000  Westdeutsche Landesbank Girozentral                             10/19/06      5.28         50,000,000
   100,000,000  Westdeutsche Landesbank Girozentral                             12/20/06      5.34        100,000,000
    50,000,000  Westpac Bank                                                    11/22/06      5.35         50,000,000
--------------                                                                                         --------------
 1,605,000,000  Total Yankee Certificates of Deposit                                                    1,605,002,911
--------------                                                                                         --------------
                Total Investments (99.77%) (Cost $5,427,979,535+)                                       5,427,979,535
                Cash and other assets, net of liabilities (0.23%)                                          12,317,818
                                                                                                       --------------
                Net Assets (100.00%)                                                                   $5,440,297,353
                                                                                                       ==============

                +  Aggregate cost for income tax purposes is identical.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================


FOOTNOTES:

(a) The interest rate shown reflects the security's current coupon, unless yield is available.

(b)  The interest rate changes daily based upon Federal funds target plus 0.06%.

(c)  The  interest  rate  changes  daily based upon  Federal  funds  target plus
     0.065%.

(d)  The interest rate changes daily based upon Federal funds open plus 0.08%.

(e)  The interest rate changes daily based upon Federal funds target plus 0.09%.

(f) The interest rate is adjusted weekly based upon average of prior week one month LIBOR Plus 0.05%; weekly put at par.

(g)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.10%.

(h)  The interest rate changes daily based upon Federal funds target plus 0.10%.

(i)  The  interest  rate is  adjusted  monthly  based upon one month LIBOR minus
     0.035%.

(j)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.03%.

(k)  The interest rate is changes monthly based upon one month LIBOR plus 0.02%.

(l) These securities have a 7-day put feature exercisable by the Fund at par value. Rate changes weekly.



KEY:
BAN     =   Bond Anticipation Note                       IDA     =   Industrial Development Authority
EDRB    =   Economic Development Revenue Bond            IDB     =   Industrial Development Bond
FSA     =   Financial Security Assurance                 IDRB    =   Industrial Development Revenue Bond
GNMA    =   Government National Mortgage Association     LOC     =   Letter of Credit
GO      =   General Obligation                           PFA     =   Public Finance Authority
HEFA    =   Health & Education Facilities Authority      RB      =   Revenue Bond
HFA     =   Housing Finance Authority







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

-----------------------------------------------------------------------------------
    Securities Maturing in                Value                % of Portfolio
-----------------------------------------------------------------------------------
  Less than 31 Days                  $ 2,726,207,368               50.22%
  31 through 60 Days                     842,374,039               15.52
  61 through 90 Days                     808,634,282               14.90
  91 through 120 Days                    333,916,102                6.15
  121 through 180 Days                   353,798,390                6.52
  Over 180 Days                          363,049,354                6.69
-----------------------------------------------------------------------------------
  Total                              $ 5,427,979,535              100.00%
-----------------------------------------------------------------------------------

































--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

      Face                                                                      Maturity                   Value
     Amount                                                                       Date      Yield (a)     (Note 1)
     ------                                                                       ----      --------       ------
Loan Participation (8.99%)
------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Army and Air Force Exchange Service                             10/05/06      5.27%    $   20,000,000
    10,000,000  Army and Air Force Exchange Service                             11/28/06      5.38         10,000,000
--------------                                                                                         --------------
    30,000,000  Total Loan Participation                                                                   30,000,000
--------------                                                                                         --------------

Repurchase Agreements (46.77%)
------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Banc of America Securities, LLC, purchased on 09/29/06, repurchase proceeds at maturity $30,013,250
                (Collateralized by $309,006,530, GNMA, 0.487% to 3.963%,
                due 05/16/30 to 11/16/45, value $30,600,001)                    10/02/06      5.30%    $   30,000,000
    41,000,000  Citigroup Global Markets Inc., purchased on 09/29/06, repurchase proceeds at maturity $41,018,040
                (Collateralized by $114,841,538, GNMA, 4.750% to 5.000%,
                due 01/20/31 to 07/20/31, value $41,820,000)                    10/02/06      5.28         41,000,000
    85,000,000  UBS Securities, LLC, purchased on 09/29/06,
                repurchase proceeds at maturity $85,037,825
                (Collateralized by $146,233,000, RFIN, 0.000%,
                due 10/15/06 to 04/15/30, value $86,702,877)                    10/02/06      5.34         85,000,000
                                                                                                       --------------
   156,000,000  Total Repurchase Agreements                                                               156,000,000
--------------                                                                                         --------------

U.S. Government Agency Bonds (10.49%)
------------------------------------------------------------------------------------------------------------------------
$    5,000,000  Federal Home Loan Bank                                          10/16/06      5.02%    $    4,995,059
    10,000,000  Federal Home Loan Bank                                          08/08/07      5.55         10,000,000
     5,000,000  Federal Home Loan Bank                                          08/10/07      5.65          5,000,000
     5,000,000  Federal Home Loan Bank                                          08/14/07      5.58          5,000,000
     5,000,000  Federal Home Loan Bank                                          10/02/07      5.50          5,000,000
     5,000,000  Federal Home Loan Bank                                          10/26/07      5.40          5,000,000
--------------                                                                                         --------------
    35,000,000  Total U.S. Government Agency Bonds                                                         34,995,059
--------------                                                                                         --------------

U.S. Government Agency Discount Notes (19.25%)
------------------------------------------------------------------------------------------------------------------------
$    5,000,000  Federal Home Loan Mortgage Corporation                          10/10/06      4.93%    $    4,993,837
     5,000,000  Federal Home Loan Mortgage Corporation                          10/17/06      5.05          4,989,067
     2,000,000  Federal Home Loan Mortgage Corporation                          10/23/06      4.65          1,994,515
     5,000,000  Federal Home Loan Mortgage Corporation                          12/01/06      5.00          4,959,121
     5,000,000  Federal Home Loan Mortgage Corporation                          12/18/06      5.24          4,944,208
     5,000,000  Federal Home Loan Mortgage Corporation                          02/28/07      5.26          4,892,917
     5,000,000  Federal Home Loan Mortgage Corporation                          03/06/07      5.25          4,889,067

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity                   Value
     Amount                                                                       Date      Yield (a)     (Note 1)
     ------                                                                       ----      --------       ------
U.S. Government Agency Discount Notes (Continued)
------------------------------------------------------------------------------------------------------------------------
$    5,000,000  Federal Home Loan Mortgage Corporation                          03/30/07       5.32%   $    4,871,375
     3,000,000  Federal Home Loan Mortgage Corporation                          04/13/07       5.34         2,917,550
     1,843,000  Federal Home Loan Mortgage Corporation                          05/29/07       5.26         1,780,768
     5,000,000  Federal National Mortgage Association                           10/04/06       5.05         4,997,949
     3,000,000  Federal National Mortgage Association                           12/01/06       4.71         2,977,125
     5,000,000  Federal National Mortgage Association                           01/31/07       5.24         4,912,956
     3,600,000  Federal National Mortgage Association                           02/23/07       5.30         3,526,050
     3,000,000  Federal National Mortgage Association                           03/30/07       5.27         2,923,200
     2,760,000  Federal National Mortgage Association                           05/23/07       5.29         2,668,488
     1,015,000  Federal National Mortgage Association                           05/31/07       5.27           980,305
--------------                                                                                         --------------
    65,218,000  Total U.S. Government Agency Discount Notes                                                64,218,498
--------------                                                                                         --------------

U.S. Government Agency Medium Term Notes (14.35%)
------------------------------------------------------------------------------------------------------------------------
$    5,000,000  Federal Home Loan Mortgage Corporation                          10/15/06       4.62%   $    4,996,426
     5,000,000  Federal Home Loan Mortgage Corporation                          10/15/06       5.00         4,995,589
     5,000,000  Federal Home Loan Mortgage Corporation                          10/15/06       5.02         4,995,569
     5,000,000  Federal Home Loan Mortgage Corporation                          10/23/06       4.25         5,000,000
     3,000,000  Federal Home Loan Mortgage Corporation                          10/26/06       4.68         2,995,816
     2,000,000  Federal Home Loan Mortgage Corporation                          12/27/06       5.25         1,992,761
     1,650,000  Federal Home Loan Mortgage Corporation                          02/16/07       5.28         1,641,582
    10,000,000  Federal Home Loan Mortgage Corporation                          03/23/07       5.37         9,867,598
     5,000,000  Federal Home Loan Mortgage Corporation                          04/27/07       5.25         5,000,000
     3,427,000  Federal National Mortgage Association                           03/02/07       5.29         3,394,285
     3,000,000  Federal National Mortgage Association                           03/15/07       5.39         2,976,370
--------------                                                                                         --------------
    48,077,000  Total U.S. Government Agency Medium Term Notes                                             47,855,996
--------------                                                                                         --------------
                Total Investments (99.85%) (Cost $333,069,553+)                                           333,069,553
                Cash and other assets, net of liabilities (0.15%)                                             490,316
                                                                                                       --------------
                Net Assets (100.00%)                                                                   $  333,559,869
                                                                                                       ==============

                + Aggregate cost for federal income tax purposes is identical.

               (a) The interest rate shown reflects the security's yield, unless coupon is available.


KEY:
GNMA    =   Government National Mortgage Association
RFIN    =   Resolution Funding Corporation Strip Interest

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

----------------------------------------------------------------------------------
    Securities Maturing in               Value                % of Portfolio
----------------------------------------------------------------------------------
  Less than 31 Days                  $ 225,953,827                67.84%
  31 through 60 Days                    10,000,000                 3.00
  61 through 90 Days                    14,873,216                 4.47
  91 through 120 Days                          -0-                -0-
  121 through 180 Days                  36,100,824                10.84
  Over 180 Days                         46,141,686                13.85
----------------------------------------------------------------------------------
  Total                              $ 333,069,553               100.00%
----------------------------------------------------------------------------------

































--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Put Bonds (c) (7.42%)
------------------------------------------------------------------------------------------------------------------------------------
$     965,000  City of Dayton, KY Industrial Building RB
               (RADAC Corporation Project) - Series 1994C
               LOC Fifth Third Bank                                             10/01/06    3.65%    $   965,000     P-1      A-1+
    6,500,000  Harford County, MD EDRB (A.O. Smith)
               LOC Comerica Bank                                                03/01/07    3.85       6,500,000     P-1      A-1
    2,500,000  Michigan Strategic Fund Limited Obligation RB
               (Donnelly Corporation Project) - Series B
               LOC Bank of Nova Scotia                                          10/01/06    3.70       2,500,000     P-1      A-1+
    2,100,000  North Carolina Industrial Facility PCFA RB
               (GVK America Inc. Project)
               LOC Wachovia Bank, N.A.                                          12/01/06    3.70       2,100,000     P-1      A-1+
    1,525,000  Oakland County, MI EDC RB
               (Orchard - Maple Project) (d)
               LOC LaSalle Bank, N.A.                                           11/15/06    3.95       1,525,000
    2,000,000  West Virginia Housing Development Fund Housing Finance
               Bonds - 2006 Series B                                            04/09/07    3.67       2,000,000    VMIG-1    A-1+
-------------                                                                                        -----------
   15,590,000  Total Put Bonds                                                                        15,590,000
-------------                                                                                        -----------

Tax Exempt Commercial Paper (2.97%)
------------------------------------------------------------------------------------------------------------------------------------
$   5,250,000  City of Brownsville, TX Utility System - Series A
               LOC State Street Bank & Trust Co.                                11/02/06    3.55%    $ 5,250,000     P-1      A-1+
    1,000,000  City of St. Louis, MO Lambert International Airport - Series 2004
               LOC JPMorgan Chase Bank, N.A.                                    10/03/06    3.58       1,000,000     P-1      A-1+
-------------                                                                                        -----------
    6,250,000  Total Tax Exempt Commercial Paper                                                       6,250,000
-------------                                                                                        -----------

Tax Exempt General Obligation Notes & Bonds (21.64%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,100,000  Butler County, OH BAN                                            09/20/07    3.70%    $ 1,108,227    MIG-1
    1,500,000  Cambridge, WI School District TRAN (d)                           09/05/07    3.64       1,500,798
    2,500,000  Concord, CO Metropolitan District - Series 2004
               LOC Wells Fargo Bank, N.A.                                       12/01/06    3.50       2,500,000              A-1+
    1,900,000  Constantine, MI Public Schools TRAN (d)                          08/20/07    3.80       1,911,373
    1,425,000  Covington, KY Independent School District TRAN (d)               06/29/07    4.08       1,430,158
    3,500,000  Dublin City, WI Everest Area School District (d)                 08/27/07    3.92       3,500,236
    1,500,000  Elkhorn, WI Area School District TRAN (d)                        08/24/07    3.73       1,500,899
      700,000  Fairborn, OH BAN (d)                                             08/23/07    3.80         704,250

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,500,000  Howard County, IN Western School Building Corporation BAN
               - Series 2006 (d)                                                08/01/07    3.80%    $ 1,500,000
    3,000,000  Kentucky Asset / Liability Commission                            10/12/06    3.15       3,000,000    VMIG-1    A-1+
    3,000,000  Lake Superior, MN Independent School District No. 381            08/27/07    3.85       3,016,875
      550,000  Lake Mills, WI Area School District TRAN (d)                     08/30/07    3.75         551,205
    4,850,000  Logan County, OH Sewer Improvement (d)                           04/04/07    3.70       4,860,754
    3,000,000  Maine State Housing Authority Mortgage Purchase Bonds            11/15/06    3.37       3,000,000    MIG-1
    1,000,000  Menomonie, WI Area School District TRAN (d)                      09/04/07    3.62       1,000,708
    1,400,000  Merton, WI Community School District TRAN (d)                    10/27/06    3.00       1,400,048
    1,400,000  Merton, WI Community School District TRAN (d)                    10/26/07    3.66       1,400,574
    4,000,000  North St. Paul Maplewood Oakdale, MN
               Independent School District No. 622 (d)                          08/13/07    3.85       4,021,545
    1,600,000  Sevastopol, WI School District TRAN (d)                          10/20/06    3.00       1,600,081
    3,000,000  South Dakota Housing Development Authority                       12/15/06    3.45       3,006,294    MIG-1     SP1+
    1,500,000  St. Clairsville, OH BAN (d)                                      04/26/07    3.85       1,502,653
    1,500,000  Vandalia, OH BAN (d)                                             08/24/07    3.80       1,500,000
-------------                                                                                        -----------
   45,425,000  Total Tax Exempt General Obligation Notes & Bonds                                      45,516,678
-------------                                                                                        -----------
Variable Rate Demand Instruments (e) (66.70%)
------------------------------------------------------------------------------------------------------------------------------------
$   2,000,000  ABN AMRO Munitops Certificate Trust, (Colorado Non-AMT)
               Single Asset - Series 2005-14
               Insured by FGIC                                                  06/01/13    3.78%    $ 2,000,000     P-1      A-1+
    5,455,000  Auburn, AL Non-Profit HDA MHRB (Lakeside Project)
               LOC Columbus Bank & Trust Company                                09/01/27    3.95       5,455,000              A-1
    3,250,000  Blue Springs, MO IDA MHRB
               (Autumn Place Apartments Project) - Series 2004 - A1
               Guaranteed by Federal National Mortgage Association              08/15/37    3.80       3,250,000    VMIG-1
    2,750,000  Broward County, FL HFA (Sailboat Bend Artist Lofts Project)
               LOC Citibank, N.A.                                               04/15/38    3.87       2,750,000              A-1+
    1,150,000  Caledonia, WI (Caledonia Properties LLC/Quick Cable Corp.) (d)
               LOC Fifth Third Bank                                             12/01/18    3.83       1,150,000
    2,700,000  City of Pulaski and Giles County, TN IDRB
               (Martin Methodist College Project) - Series 2004
               LOC Amsouth Bank                                                 01/01/24    3.86       2,700,000    VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,000,000  Clipper Tax Exempt Trust COPs - (Multistate) - Series 1999-3     08/01/07    3.89%    $ 1,000,000    VMIG-1
    6,000,000  Clipper Tax Exempt Trust COPs - (Oklahoma) - Series 2004-3       07/01/09    3.83       6,000,000    VMIG-1
    1,000,000  Connecticut HEFA (Yale University) - Series T                    07/01/29    3.75       1,000,000    VMIG-1    A-1+
    1,125,000  Connecticut State Special Tax Obligation Bonds
               (Second Lien Transportation Infrastructure) - Series 1
               Insured by FSA                                                   12/01/10    3.75       1,125,000     P-1      A-1+
    4,200,000  Dekalb County, GA Housing Authority MHRB
               (Wood Hills Apartments)
               LOC Fleet Bank                                                   12/01/07    3.80       4,200,000              A-1+
    6,465,000  Douglas County, NE IDRB
               (Phillips Manufacturing Project) - Series 2002
               LOC Wells Fargo Bank N.A.                                        12/01/18    3.84       6,465,000              A-1+
    2,000,000  Greenwood County, SC
               (Fuji Photo Film, Inc. Project) - Series 2004                    09/01/11    3.92       2,000,000              A-1+
    1,760,000  Illinois Development Finance Authority
               (HPL Illinois Inc. Project) - Series 1997 (d)
               LOC Fifth Third Bank                                             09/01/17    3.85       1,760,000
    3,000,000  Illinios Development Financial Authority
               (Butterfield Creek Project) - Series 1999 AMT
               LOC LaSalle Bank N.A.                                            04/01/39    3.83       3,000,000              A-1
    3,000,000  Illinois Finance Authority IDRB
               (Pollman North America, Inc. Project) - Series 2005
               LOC Fifth Third Bank                                             12/01/25    3.83       3,000,000     P-1      A-1+
    2,000,000  Jaksonville, FL PCRB
               (Florida Power & Light Company Project) - Series 1995            05/01/29    3.86       2,000,000    VMIG-1    A-1+
    2,000,000  Jefferson County, AL Public Park & Recreation Board
               (YMCA Project) - Series 2005
               LOC Amsouth Bank                                                 10/01/25    3.81       2,000,000    VMIG-1
    1,000,000  Jefferson County, KY Industrial Building RB (R.C. Tway Company
               D/B/A Kentucky Manufacturing Company Project) - Series 1998
               LOC Fifth Third Bank                                             06/01/18    3.93       1,000,000     P-1      A-1+
    1,600,000  Kansas State Development Authority RB
               (Village Shalom Obligated Group) - Series 1998
               LOC LaSalle Bank N.A.                                            11/15/28    3.85       1,600,000              A-1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    2,400,000  La Porte County, IN EDC RB
                (Universal Forest Products) - Series 2000
                LOC LaSalle Bank Midwest N.A.                                   11/01/20    3.90%    $ 2,400,000     P-1      A-1
     2,000,000  Lincoln County, WY PCRB (Exxon Project) - Series C              07/01/17    3.81       2,000,000     P-1      A-1+
     3,000,000  Lincoln County, WY PCRB (Exxon Project) - Series 1987-A         07/01/173.81           3,000,000     P-1      A-1+
     1,000,000  Memphis, TN MHRB Health, Educational and
                Housing Facility Board (Ashland Lakes Apartments Project)
                - Series 2006A & 2006B
                LOC US Bank, N.A.                                               08/01/41    3.83       1,000,000              A-1+
     2,000,000  Miami - Dade County Florida IDA
                (Auborne Heavy Maintenance Inc) - Series 1998
                LOC JPMorgan Chase Bank,N.A.                                    08/01/18    3.80       2,000,000              A-1+
     2,025,000  Michigan State Strategic Fund (Sintel, Inc Project) - Series 2005
                LOC Fifth Third Bank                                            10/01/30    3.83       2,025,000     P-1      A-1+
     2,500,000  Michigan State Strategic Fund
                (Grand River Infrastructure, Inc. Project) - Series 2006 (d)
                LOC Fifth Third Bank                                            06/01/14    3.83       2,500,000
       760,000  Merlots Trust - Series 2000YYY
                (Mississippi Home Corporation Single Family Program)
                Collateralized by Government National Mortgage Association      12/01/31    3.83         760,000    VMIG-1
     1,450,000  Nashville & Davidson County, TN MHRB Health & Educational
                Facilities (Wedgewood Towers Projrct) - Series 2004 (d)
                LOC Amsouth Bank, N.A.                                          06/01/34    3.88       1,450,000
     2,000,000  Nevada Housing Division MHRB
                (Southwest Village Apartments) - Series 2005
                Guaranteed by Federal National Mortgage Association             10/15/38    3.77       2,000,000              A-1+
     2,465,000  North Dakota State HFA
                (Housing Finance Program - Home Mortgage) - Series 2002B
                Insured by FSA                                                  01/01/34    3.81       2,465,000    VMIG-1
     1,000,000  Olathe, KS IDRB (Diamant Boart Project) - Series 1997A
                LOC Svenska Handelsbanken                                       03/01/27    3.87       1,000,000     P-1      A-1+
     1,200,000  Orange County, FL HFA  (Windsor Pines Project) - Series 2000E
                LOC Bank of America, N.A.                                       03/01/35    3.88       1,200,000    VMIG-1
     1,200,000  Orland Park, IL IDRB (Panduit Corp Project) - Series 1996
                LOC Fifth Third Bank                                            04/01/31    3.85       1,200,000              A-1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,000,000  Owensboro, KY IDRB
               (West Irving Die Lastings of Kentucky, Inc. Project) -
               Series 1997
               LOC Fifth Third Bank                                             06/01/17    3.90%    $ 2,000,000     P-1      A-1+
    2,000,000  Pennsylvania EDFA (Amtrak Project) - Series 2001B
               LOC JPMorgan Chase Bank, N.A.                                    11/01/41    3.83       2,000,000    VMIG-1    A-1+
    2,600,000  Pennsylvania EDFA EDRB
               (Joseph R & Nancy L Delsignore Project) - Series 2005B2
               LOC PNC Bank, N.A.                                               08/01/30    3.85       2,600,000     P-1      A-1+
    1,800,000  Pennsylvania EDFA EDRB
               (North America Communications, Inc. Project) - Series 2005B3
               LOC PNC Bank, N.A.                                               08/01/12    3.85       1,800,000     P-1      A1+
    1,700,000  Pennsylvania Higher Education Assistance Agency RB -
               Series 1988B
               Insured by AMBAC Assurance Corp.                                 07/01/18    3.75       1,700,000    VMIG-1    A1+
    3,815,000  Plymouth, MN MHRB
               (At  the Lake Apartments Project) - Series 2004
               Guaranteed by Federal Home Loan Mortgage Corporation             08/01/34   3.80        3,815,000    VMIG-1
    6,090,000  Putters - Series 1179 Relating to Custodial Receipts
               - Series 2005-5
               Evidencing Beneficial Ownership of Orange County, FL HFA
               MHRB - Lake Harris Cove Apartments - 2005 Series D
               LOC JPMorgan Chase Bank, N.A.                                    10/01/38    3.81       6,090,000     P-1      A-1+
    2,000,000  Putters - Series 1184 (Relating to King County, WA Limited Tax
               Obligation Bonds (Payable from Sewer Revenues) - Series 2005)
               Insured by FGIC                                                  01/01/13    3.80       2,000,000              A-1
    1,550,000  Puerto Rico Commonwealth Public Improvement Refunding
               Bonds Floating Rate Trust Receipts - Series 2003 M4J
               Insured by FSA                                                   07/01/21    3.73       1,550,000    VMIG-1
    3,000,000  Puerto Rico Electric Power Authority RB - Series 1997 SGA 43
               Insured by MBIA Insurance Corp.                                  07/01/22    3.72       3,000,000              A-1+
    1,325,000  Ridgeland, SC RB (LRC Ridgeland, LLC Project)
               - Series 2006
               LOC Columbus Bank & Trust                                        09/01/21    3.84       1,325,000     P-1      A-1
    2,200,000  Rockingham, NC IDRB PCFA
               (Eden Customs Processing, LLC) - Series 2004
               LOC Branch Bank & Trust Company                                  01/01/17    3.88       2,200,000     P-1      A-1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,475,000  Rockingham, NC IDRB PCFA
               (Whiteridge Plastics Project) - Series 2003
               LOC Branch Bank & Trust Company                                  03/01/15    3.88%    $ 2,475,000     P-1      A-1+
    3,990,000  ROCs II-R Trust - Series 353 Wayne County Airport Authority RB
               (Detroit Metropolitan Wayne County Airport) - Series 2005
               Insured by MBIA Insurance Corp.                                  12/01/17    3.81       3,990,000    VMIG-1
    3,000,000  ROCs II-R Trust - Series 442 Wayne County Airport Authority RB
               (Detroit Metropolitan Wayne County Airport) - Series 2005
               Insured by MBIA Insurance Corp.                                  12/01/29    3.81       3,000,000    VMIG-1
    3,100,000  San Antonio, TX Empowerment Zone Development Corporation
               (Drury Southwest Hotel Project) - Series 2005 (d)
               LOC US Bank, N.A.                                                10/01/35    3.79       3,100,000
    2,570,000  South Carolina Jobs EDA RB
               (DCS Diversified Coating Systems, Inc Project) - Series 2002
               LOC Branch Bank & Trust Company                                  04/01/17    3.88       2,570,000    VMIG-1
    1,970,000  South Carolina Jobs EDA RB
               (Sisters of Charity Providence Hospitals) - Series 2002
               LOC Wachovia Bank,N.A.                                           11/01/32    3.76       1,970,000    VMIG-1
    2,200,000  South Dakota EDRB
               (Hastings Filters Inc. Project) - Series 1996
               LOC Fifth Third Bank                                             02/01/16    3.88       2,200,000              A-1+
    2,000,000  State Board of Regents of the State of Utah
               Student Loan RB - Series 1995L
               Insured by AMBAC Assurance Corp.                                 11/01/25    3.80       2,000,000              A-1+
    1,555,000  Tuscaloosa County, AL IDRB
               (Automotive Corridor, LLC Expansion Project) - Series 2001
               LOC Regions Bank                                                 10/01/21    3.85       1,555,000     P-1      A-1
    1,095,000  Tuscaloosa County, AL IDRB
               (Automotive Corridor, LLC Expansion Project) - Series 2004
               LOC Regions Bank                                                 11/01/24    3.85       1,095,000     P-1      A-1
    2,835,000  Washington State Economic Development Finance Authority
               (Summer Building LLC Project) - Series 2005F
               LOC KeyBank, N.A.                                                12/01/30    3.89       2,835,000     P-1      A-1
    1,855,000  Washington State Housing Finance Commission
               (Annie Wright School Project) - Series 2002
               LOC Bank of America, N.A.                                        12/01/23    3.80       1,855,000    VMIG-1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,000,000  Washington State HFC Putters - Series 1335
               LOC GNMA/FNMA/FHLMC                                              12/01/09    3.81%   $  1,000,000    VMIG-1
    2,100,000  West Des Moines, IA RB
               (Woodgrain Millwork Inc Project) - Series 1995
               LOC Wells Fargo Bank, N.A.                                       04/01/10    3.94       2,100,000     P-1      A-1+
-------------                                                                                        -----------
  140,280,000  Total Variable Rate Demand Instruments                                                140,280,000
-------------                                                                                        -----------

Variable Rate Demand Instrument - Private Placement (0.40%)
------------------------------------------------------------------------------------------------------------------------------------
$     845,000  York County, PA IDA IDRB (Manor Care of Kingston Court Inc.)
               LOC JPMorgan Chase Bank, N. A.                                   12/01/08    5.36%   $    845,000     P-1      A-1+
-------------                                                                                        -----------
      845,000  Total Variable Rate Demand Instrument - Private Placement                                 845,000
-------------                                                                                        -----------
               Total Investments (99.13%) (Cost $208,481,678+)                                       208,481,678
               Cash and other assets, net of liabilities (0.87%)                                       1,835,864
                                                                                                     -----------
               Net Assets (100.00%)                                                                 $210,317,542
                                                                                                     ===========

               + Aggregate cost for income tax purposes is identical.


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated is the next put date.

(d) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

KEY:

AMT    =   Alternate Minimum Tax                        HEFA   =   Health and Education Facilities Authority
BAN    =   Bond Anticipation Note                       HFA    =   Housing Finance Authority
COPs   =   Certificates of Participation                HFC    =   Housing Finance Commission
EDA    =   Economic Development Authority               IDA    =   Industrial Development Authority
EDC    =   Economic Development Corporation             IDRB   =   Industrial Development Revenue Bond
EDFA   =   Economic Development Finance Authority       LOC    =   Letter of Credit
EDRB   =   Economic Development Revenue Bond            MHRB   =   Multi-Family Housing Revenue Bond
FGIC   =   Financial Guaranty Insurance Company         PCFA   =   Pollution Control Finance Authority
FHLMC  =   Federal Home Loan Mortgage Corporation       PCRB   =   Pollution Control Revenue Bond
FNMA   =   Federal National Mortgage Association        RB     =   Revenue Bond
FSA    =   Financial Security Assurance, Inc            ROCs   =   Reset Option Certificates
GNMA   =   Government National Mortgage Association     TRAN   =   Tax and Revenue Anticipation Note
HDA    =   Housing Development Authority

















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

--------------------------- ---------------------------- -------------------------------
          States                       Value                     % of Portfolio
--------------------------- ---------------------------- -------------------------------
Alabama                             $  10,105,000                      4.85%
Colorado                                4,500,000                      2.16
Connecticut                             2,125,000                      1.02
Florida                                14,040,000                      6.73
Georgia                                 4,200,000                      2.01
Illinois                                8,960,000                      4.30
Indiana                                 3,900,000                      1.87
Iowa                                    2,100,000                      1.01
Kansas                                  2,600,000                      1.25
Kentucky                                8,395,158                      4.03
Maine                                   3,000,000                      1.44
Maryland                                6,500,000                      3.12
Michigan                               17,451,373                      8.37
Minnesota                              10,853,420                      5.21
Mississippi                               760,000                      0.36
Missouri                                4,250,000                      2.04
Nebraska                                6,465,000                      3.10
Nevada                                  2,000,000                      0.96
North Carolina                          6,775,000                      3.25
North Dakota                            2,465,000                      1.18
Ohio                                    9,675,884                      4.64
Oklahoma                                6,000,000                      2.88
Pennsylvania                            8,945,000                      4.29
Puerto Rico                             4,550,000                      2.18
South Carolina                          7,865,000                      3.77
South Dakota                            5,206,294                      2.50
Tennessee                               5,150,000                      2.47
Texas                                   8,350,000                      4.00
Utah                                    2,000,000                      0.96
Washington                              7,690,000                      3.69
West Virginia                           2,000,000                      0.96
Wisconsin                              13,604,549                      6.52
Wyoming                                 5,000,000                      2.40
Other Territories                       1,000,000                      0.48
--------------------------- ---------------------------- -------------------------------
Total                               $ 208,481,678                   100.00%
--------------------------- ---------------------------- -------------------------------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

                                            Cortland General        U.S. Government        Municipal Money
                                            Money Market Fund             Fund               Market Fund
                                            -----------------      -----------------      -----------------
ASSETS:
  Investments in securities, at
     amortized cost (Note 1)............    $   5,324,979,535      $     177,069,553      $     208,481,678
  Repurchase Agreements.................          103,000,000            156,000,000                    -0-
  Cash..................................                  -0-              4,756,624              2,037,246
  Receivable for securities sold........               40,000                    -0-                    -0-
  Accrued interest receivable...........           40,692,451                738,977              1,237,414
  Prepaid expenses......................                8,540                    713                    434
  Other receivables.....................               14,522                    888                    -0-
  Other assets..........................              110,059                 12,399                    -0-
                                            -----------------      -----------------      -----------------
      Total Assets......................        5,468,845,107            338,579,154            211,756,772
                                            -----------------      -----------------      -----------------

LIABILITIES:
  Payable to affiliates*................              318,173                 18,345                 11,557
  Due to custodian......................            3,210,527                    -0-                    -0-
  Payable for securities purchased......           25,000,000              5,000,000              1,400,574
  Accrued expenses......................                  -0-                    -0-                 25,879
  Dividends payable.....................               19,054                    940                    382
  Other payable.........................                  -0-                    -0-                    838
                                            -----------------      -----------------      -----------------
      Total Liabilities.................           28,547,754              5,019,285              1,439,230
                                            -----------------      -----------------      -----------------
  Net assets............................    $   5,440,297,353      $     333,559,869      $     210,317,542
                                            =================      =================      =================
SOURCE OF NET ASSETS:
  Net capital paid in on shares
     of capital stock (Note 3)..........    $   5,440,297,353      $     333,559,869      $     210,319,294
  Accumulated net realized gain (loss)..                  -0-                   -0-                  (1,752)
                                            -----------------      -----------------      -----------------
  Net assets............................    $   5,440,297,353      $     333,559,869      $     210,317,542
                                            -----------------      -----------------      -----------------
  Net asset value, per share (Note 3):
  Cortland General Money Market:
    Cortland shares, ($1,221,529,891 applicable to 1,221,529,891 shares outstanding)              $    1.00
                                                                                                  =========
    Short Term Fund shares, ($35,368,202 applicable to 35,368,202 shares outstanding)             $    1.00
                                                                                                  =========
    Advantage shares, ($2,805,635,923 applicable to 2,805,635,923 shares outstanding)             $    1.00
                                                                                                  =========
    Xpress shares, ($1,377,763,337 applicable to 1,377,763,337 shares outstanding)                $    1.00
                                                                                                  =========
  Cortland U.S. Government:
    Cortland shares, ($155,609,600 applicable to 155,609,600 shares outstanding)                  $    1.00
                                                                                                  =========
    Advantage shares, ($177,950,269 applicable to 177,950,269 shares outstanding)                 $    1.00
                                                                                                  =========
  Cortland Municipal Money Market:
    Cortland Shares, ($89,298,096 applicable to 89,307,955 shares outstanding)                    $    1.00
                                                                                                  =========
    Advantage Shares, ($121,019,446 applicable to 121,032,807 shares outstanding)                 $    1.00
                                                                                                  =========

* Including fees payable to Reich & Tang Asset Management, LLC and Reich & Tang Distributors, Inc.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

                                                Cortland General        U.S. Government        Municipal Money
                                                Money Market Fund             Fund               Market Fund
                                                -----------------      -----------------      -----------------
INVESTMENT INCOME

Income:
  Interest.....................................    $138,201,765           $  8,463,400          $  4,060,809
                                                   ------------           ------------          ------------

Expenses: (Note 2)

  Investment management fee....................      19,816,237              1,245,436               842,012
  Distribution fee (Cortland Shares)...........       1,572,080                197,167               125,553
  Distribution fee (Short Term Fund Shares)....          46,816                     --                    --
  Distribution fee (Advantage Shares)..........       3,489,745                224,921               159,812
  Distribution fee (Xpress Shares).............       1,607,235                     --                    --
  Shareholder servicing fee (Advantage Shares).       3,489,745                224,921               159,812
  Shareholder servicing fee (Xpress Shares)....       1,607,235                     --                    --
  Directors' fees and expenses.................          59,064                  8,569                 7,468
  Other........................................         140,215                 (4,716)                6,579
                                                   ------------           ------------          -------------
     Total expenses............................      31,828,372              1,896,298              1,301,236
     Less:  Fees waived (Note 2)...............      (3,140,770)              (197,930)              (147,027)
                                                   ------------           ------------          -------------
  Net expenses.................................      28,687,602              1,698,368              1,154,209
                                                   ------------           ------------          -------------
Net investment income .........................     109,514,163              6,765,032              2,906,600


REALIZED GAIN (LOSS)
  ON INVESTMENTS

Net realized gain (loss) on investments........          30,403                    -0-                    296
                                                   ------------           ------------          -------------
Increase in net assets from operations.........    $109,544,566           $  6,765,032          $   2,906,896
                                                   ============           ============          =============








--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                             Cortland General                 U.S. Government                Municipal Money
                                             Money Market Fund                     Fund                        Market Fund
                                        ---------------------------    ---------------------------    ---------------------------
                                        For the Six      For the       For the Six      For the       For the Six      For the
                                        Months Ended       Year        Months Ended       Year        Months Ended       Year
                                        September 30,     Ended        September 30,     Ended        September 30,     Ended
                                            2006         March 31,         2006         March 31,         2006         March 31,
                                         (Unaudited)       2006         (Unaudited)       2006         (Unaudited)       2006
                                          ---------    ------------      ---------    ------------      ---------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
Operations:
Net investment income................. $  109,514,163  $ 135,576,638   $  6,765,032   $  9,816,111    $  2,906,600   $  4,097,394
Net realized gain (loss) on
   investments........................         30,403            312        -0-            -0-                 296         (2,048)
                                        -------------   ------------    -----------    -----------     -----------    -----------
Increase in net assets
    from operations...................    109,544,566    135,576,950      6,765,032      9,816,111       2,906,896      4,095,346
Dividends to shareholders from
    net investment income:
    Cortland Shares...................    (26,061,858)   (35,038,308)    (3,170,264)    (4,405,987)     (1,282,094)+   (1,975,545)+
    Short Term Fund Shares............       (771,546)    (1,389,115)        --             --              --             --
    Advantage Shares..................    (57,590,737)   (73,138,328)    (3,594,768)    (5,410,124)     (1,624,506)+   (2,121,849)+
    Xpress Shares.....................    (25,090,022)   (26,010,887)        --             --              --             --
                                        -------------   ------------    -----------    -----------     -----------    -----------
Total dividend to shareholders           (109,514,163)  (135,576,638)    (6,765,032)    (9,816,111)     (2,906,600)+   (4,097,394)+
Distributions to shareholders from
    realized gains on investments:
    Cortland Shares...................         (7,220)           (80)       -0-            -0-             -0-            -0-
    Short Term Fund Shares............           (220)            (3)        --             --              --             --
    Advantage Shares..................        (15,543)          (168)       -0-            -0-             -0-            -0-
    Xpress Shares.....................         (7,420)           (61)        --             --              --             --
                                        -------------   ------------    -----------    -----------     -----------    -----------
    Total distribution to shareholders        (30,403)          (312)       -0-            -0-             -0-            -0-
Capital share transactions (Note 3):
    Cortland Shares...................    (70,177,554)    19,955,501     (9,547,734)   (29,732,294)    (33,170,830)     1,725,158
    Short Term Fund Shares............     (5,115,621)   (20,298,694)        --             --              --             --
    Advantage Shares..................     35,708,105     77,525,799    (24,168,292)    (8,110,732)     (8,616,050)     3,504,825
    Xpress Shares.....................    158,975,612    414,849,667         --             --              --             --
                                        -------------   ------------    -----------    -----------     -----------    -----------
    Total capital share transactions..    119,390,542    492,032,273    (33,716,026)   (37,843,026)    (41,786,880)     5,229,983
                                        -------------   ------------    -----------    -----------     -----------    -----------
    Total increase (decrease).........    119,390,542    492,032,273    (33,716,026)   (37,843,026)    (41,786,584)     5,227,935
Net assets:

Beginning of period...................  5,320,906,811  4,828,874,538    367,275,895    405,118,921     252,104,126    246,876,191
                                        -------------   ------------    -----------    -----------     -----------    -----------
End of period......................... $5,440,297,353 $5,320,906,811   $333,559,869   $367,275,895    $210,317,542   $252,104,126
                                        =============  =============    ===========    ===========     ===========    ===========
Undistributed net
    investment income................. $     -0-      $      -0-       $    -0-       $    -0-        $    -0-       $    -0-
                                        =============  =============    ===========    ===========     ===========    ===========

+ Designated as exempt-interest dividends for regular federal income tax purposes.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies

Cortland Trust, Inc. is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "Act"). The Company is presently comprised of three Funds, the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund. The Cortland General Money Market Fund has four classes of stock authorized, Cortland Shares, Short Term General Fund - General Shares ("Short Term Fund Shares"), Advantage Primary Liquidity Fund Shares ("Advantage Shares") and money market Xpress fund Shares ("Xpress Shares"). The U.S Government Fund has two classes of stock authorized, Cortland Shares and Advantage Government Liquidity Fund Shares. The Municipal Money Market Fund has two classes of stock authorized, Cortland Shares and Advantage Municipal Liquidity Fund Shares. All share classes are subject to a service fee pursuant to each Fund's Distribution Plan. The Advantage and Xpress Shares are subject to an additional shareholder servicing fee pursuant to a Shareholder Servicing Agreement. The Short Term Fund Shares, Advantage Shares and Xpress Shares commenced operations on September 5, 2002, November 22, 2002 and September 17, 2004, respectively. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, the Cortland Shares, Short Term Fund Shares, Advantage Shares and Xpress Shares represent the same interest in the income and assets of each Fund. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The Company accounts separately for the assets, liabilities and operations of each Fund. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Repurchase Agreements -
     The Cortland General Money Market Fund and U.S. Government Fund may enter into repurchase agreements. In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     c) Federal Income Taxes -
     It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their tax exempt and taxable income to shareholders. Therefore, no provision for federal income tax is required.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies (Continued)

     d) Dividends and Distributions -
     Dividends from net investment income (including realized capital gains and losses, if any, and amortization of market discount), determined on a class level, are declared daily and paid on the subsequent business day.
     Distributions of net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.

     e) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     f) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment  Management Fees and Other  Transactions  with Affiliates

Reich & Tang Asset Management, LLC (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except:(a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, each Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, has entered into a Distribution Agreement and a Shareholder Servicing Agreement with respect to all share classes of the Funds. For its services under the Distribution Agreement, the Distributor receives from the Funds a fee equal to 0.25% of the average daily net assets with respect to the Cortland, Short Term Fund, Advantage and Xpress Shares. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the Company's shares. In addition, the Distributor receives an additional 0.25% per annum in shareholder servicing fees of the Advantage and Xpress Shares' average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

During the period ended September 30, 2006, the Distributor voluntarily waived the following fees:

                                                Cortland General        U.S. Government        Municipal Money
                                                Money Market Fund             Fund               Market Fund
                                                -----------------      -----------------      -----------------
Distribution fees - Advantage Shares               $ 3,140,770            $   197,930            $   147,027


The Distributor has no right to recoup prior fee waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $24,000 per annum plus $2,000 for each Board of Directors' meeting attended. All directors' fees and expenses are allocated based on the average net assets of each Fund.

Included in the Statements of Operations under the caption "Other Expenses" were fees of $3,745 paid to the Distributor for sub-accounting and administration services for the Short Term Fund Shares of Cortland General Money Market Fund. The Distributor receives a fee at an annual rate of up to 0.10% of the daily average net assets of Short Term Fund Shares of Cortland General Money Market Fund. For the period ended September 30, 2006 these fees amounted to an annual rate of 0.02% of the Short Term Fund Shares of Cortland General Money Market Fund.

3. Capital Stock

The shares outstanding in the Cortland General Money Market Fund include the Pilgrim Money Market Class of Shares (the "Pilgrim Shares"). Pilgrim Shares are identical to the Cortland Shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At September 30 2006, there were 6,928,494 Pilgrim Shares outstanding, with a net asset value of $1.00 per share, included in the Cortland Shares.

At September 30, 2006, 10 billion shares of $.001 par value stock of the Company were authorized, of which 7 billion are designated as Cortland General Money Market Fund shares, 1 billion are designated as U.S. Government Fund shares, 1 billion are designated as Municipal Money Market Fund shares and 1 billion are unclassified. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

3. Capital Stock (Continued)

                                              Cortland General                 U.S. Government                Municipal Money
                                              Money Market Fund                     Fund                        Market Fund
                                        -----------------------------    ---------------------------    ---------------------------

                                        For the Six         For the      For the Six       For the       For the Six      For the
                                        Months Ended          Year       Months Ended        Year        Months Ended       Year
                                        September 30,        Ended       September 30,      Ended        September 30,     Ended
                                            2006            March 31,        2006          March 31,         2006         March 31,
                                         (Unaudited)          2006        (Unaudited)        2006         (Unaudited)       2006
                                          ---------       -----------      ---------     -----------       ---------   ------------
Cortland Shares
Shares sold......................       2,235,985,888   4,958,846,631      329,934,460    898,983,109      261,658,016  690,540,326
Dividends reinvested.............          25,961,897      34,986,709        3,167,841      4,402,105        1,280,920    1,973,080
Shares redeemed..................      (2,332,125,339) (4,973,877,839)    (342,650,035)  (933,117,508)    (296,109,766)(690,788,248)
                                        -------------   -------------    -------------  -------------    ------------- ------------
Net increase (decrease)                   (70,177,554)     19,955,501       (9,547,734)   (29,732,294)     (33,170,830)   1,725,158
                                        =============   =============    =============  =============    ============= ============

Short Term Fund Shares
Shares sold......................          40,002,771      90,025,494
Dividends reinvested.............             771,278       1,387,781
Shares redeemed..................         (45,889,670)   (111,711,969)
                                        -------------   -------------
Net increase (decrease)..........          (5,115,621)    (20,298,694)
                                        =============   =============

Advantage Shares
Shares sold......................       1,659,461,208   2,437,211,426      171,070,064    417,343,894      179,635,000  348,035,308
Dividends reinvested.............          57,389,483      73,075,136        4,529,540      5,404,181        1,619,226    2,119,099
Shares redeemed..................      (1,681,142,586) (2,432,760,763)    (199,767,896)  (430,858,807)    (189,870,276)(346,649,582)
                                        -------------   -------------    -------------  -------------    ------------- ------------
Net increase (decrease)..........          35,708,105      77,525,799      (24,168,292)    (8,110,732)      (8,616,050)   3,504,825
                                        =============   =============    =============  =============    ============= ============
Xpress Shares
Shares sold......................         929,548,049   3,436,456,050
Dividends reinvested.............          25,088,700      26,002,447
Shares redeemed..................        (795,661,137) (3,047,608,830)
                                        -------------   -------------
Net increase (decrease)                   158,975,612     414,849,667
                                        =============   =============








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

4. Tax Information

The tax character of all distributions paid during the years ended March 31, 2006 and 2005 were as follows:

                            Cortland General                 U.S. Government                Municipal Money
                            Money Market Fund                     Fund                        Market Fund
                      -----------------------------    ---------------------------    ---------------------------
                           Year Ended March 31,            Year Ended March 31,           Year Ended March 31,
                           2006           2005             2006           2005            2006           2005
                       ------------   ------------     ------------   ------------    ------------   ------------
Ordinary Income        $135,576,950   $ 37,679,750     $  9,816,111   $  2,974,213    $    -0-       $     -0-
Tax - Exempt Income        -0-            -0-               -0-            -0-           4,097,394      1,192,861

At March 31, 2006 there were no distributable earnings for the Cortland General Money Market Fund and U.S. Government Fund. At March 31, 2006, the Municipal Money Market Fund had distributable earnings of $6,789 and a post October capital loss deferral of $8,837.





























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

5. Financial Highlights

                                                                   Cortland General Money Market Fund
                                      -----------------------------------------------------------------------------------------
Cortland Shares                        Six Months Ended                   For the Year Ended March 31,
---------------                       September 30, 2006  ---------------------------------------------------------------------
                                          (Unaudited)        2006           2005           2004           2003           2002
                                           ---------      ---------      ---------      ---------      ---------      ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                           ---------      ---------      ---------      ---------      ---------      ---------
Income from investment operations:
Net investment income...................       0.021          0.028          0.008          0.002          0.008          0.024
Net realized and unrealized
  gain/(loss) on investments............       0.000          0.000          0.000          0.000          0.000          0.000
                                           ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations........       0.021          0.028          0.008          0.002          0.008          0.024

Less distributions from:
  Dividends from net investment income..      (0.021)        (0.028)        (0.008)        (0.002)        (0.008)        (0.024)
  Net realized gains on investments.....      (0.000)        (0.000)        (0.000)        (0.000)        (0.000)        (0.000)
                                           ---------      ---------      ---------      ---------      ---------      ---------
Total distributions.....................      (0.021)        (0.028)        (0.008)        (0.002)        (0.008)        (0.024)
                                           ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period..........   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                           =========      =========      =========      =========      =========      =========
Total Return............................       2.10%(a)       2.84%          0.82%          0.21%          0.79%          2.43%
Ratios/Supplemental Data
Net assets, end of period (000's).......   $1,221,530     $1,291,707     $1,271,752     $1,252,029     $1,569,605     $1,359,746
Ratios to average net assets:
  Expenses (net of fees waived).........       0.99%(b)       0.98%          0.98%          1.00%          1.01%          1.01%
  Net investment income.................       4.14%(b)       2.80%          0.82%          0.21%          0.78%          2.14%
  Distribution fees waived..............       --             --             --             --             --             0.01%

(a) Not annualized
(b) Annualized















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights (Continued)

                                                                             Cortland General Money Market Fund
                                                     -------------------------------------------------------------------------------
                                                                                                                   September 5, 2002
Short Term Fund Shares                                Six Months Ended            For the Year Ended March 31,     (Commencement of
----------------------                               September 30, 2006  ------------------------------------------   Offering) to
                                                         (Unaudited)        2006            2005            2004     March 31, 2003
                                                          ---------      ----------      ----------      ----------  --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........           $  1.00        $  1.00         $  1.00         $  1.00       $  1.00
                                                          ---------      ----------      ----------      ----------    ---------
Income from investment operations:
  Net investment income........................              0.021          0.028           0.008           0.002         0.004
  Net realized and unrealized gain(loss) on
   investments.................................              0.000          0.000           0.000           0.000          --
                                                          ---------      ----------      ----------      ----------    ---------
Total from investment operations...............              0.021          0.028           0.008           0.002         0.004
Less distributions from:
  Dividends from net investment income.........             (0.021)        (0.028)         (0.008)         (0.002)       (0.004)
  Net realized gains on investments............             (0.000)        (0.000)         (0.000)         (0.000)       ( --  )
                                                          ---------      ----------      ----------      ----------    ---------
Total distributions............................             (0.021)        (0.028)         (0.008)         (0.002)       (0.004)
                                                          ---------      ----------      ----------      ----------    ---------
Net asset value, end of period.................           $  1.00        $  1.00         $  1.00         $  1.00       $  1.00
                                                          =========      ==========      ==========      ==========    =========
Total Return...................................              2.09%(a)       2.82%           0.81%           0.21%         0.35%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)..............           $ 35,368       $ 40,484        $ 60,783        $ 93,039      $163,332
Ratios to average net assets:
  Expenses (net of fees waived)................              1.01%(b)       1.00%           1.00%           1.00%         1.00%(b)
  Net investment income........................              4.12%(b)       2.71%           0.74%           0.22%         0.58%(b)


(a) Not annualized
(b) Annualized











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

5. Financial Highlights (Continued)

                                                                             Cortland General Money Market Fund
                                                     -------------------------------------------------------------------------------
                                                                                                                   November 22, 2002
Advantage Shares                                      Six Months Ended            For the Year Ended March 31,     (Commencement of
----------------                                     September 30, 2006  ------------------------------------------   Offering) to
                                                         (Unaudited)        2006            2005            2004     March 31, 2003
                                                          ---------      ----------      ----------      ----------  --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period................      $   1.00       $  1.00         $  1.00         $  1.00       $  1.00
                                                          ---------      ----------      ----------      ----------    ---------
Income from investment operations:
  Net investment income.............................          0.021         0.028           0.009           0.003         0.002
  Net realized and unrealized gain(loss) on
   investments......................................          0.000         0.000           0.000           0.000          --
                                                          ---------      ----------      ----------      ----------    ---------
Total from investment operations....................          0.021         0.028           0.009           0.003         0.002
Less distributions from:
  Dividends from net investment income..............         (0.021)       (0.028)         (0.009)         (0.003)       (0.002)
  Net realized gains on investments.................         (0.000)       (0.000)         (0.000)         (0.000)       ( --  )
                                                          ---------      ----------      ----------      ----------    ---------
Total distributions.................................         (0.021)       (0.028)         (0.009)         (0.003)       (0.002)
                                                          ---------      ----------      ----------      ----------    ---------
Net asset value, end of period......................      $   1.00       $  1.00         $  1.00         $  1.00       $  1.00
                                                          =========      ==========      ==========      ==========    =========
Total Return........................................          2.09%(a)      2.81%           0.87%           0.31%         0.19%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)...................      $2,805,636     $2,769,928      $2,692,402      $1,858,743    $2,365,911
Ratios to average net assets:
  Expenses (net of fees waived).....................          1.02%(b)      1.01%           0.94%           0.90%         0.90%(b)
  Net investment income.............................          4.13%(b)      2.79%           0.92%           0.31%         0.54%(b)
  Distribution and shareholder servicing fees waived          0.23%(b)      0.23%           0.29%           0.35%         0.35%(b)


(a) Not annualized
(b) Annualized












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights (Continued)

                                                                            Cortland General Money Market Fund
                                                     ----------------------------------------------------------------------------
                                                      Six Months Ended           For the Year            September 17, 2004
Xpress Shares                                        September 30, 2006             Ended           (Commencement of Offering) to
-------------                                           (Unaudited)            March 31, 2006             March 31, 2005
                                                         ---------             --------------             --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........          $   1.00               $  1.00                      $  1.00
                                                         ---------              ---------                    ---------
Income from investment operations:
  Net investment income........................              0.020                 0.025                        0.005
  Net realized and unrealized gain(loss) on
   investments.................................              0.000                 0.000                         --
                                                         ---------              ---------                    ---------
Total from investment operations...............              0.020                 0.025                        0.005
Less distributions from:
  Dividends from net investment income.........             (0.020)               (0.025)                      (0.005)
  Net realized gains on investments............             (0.000)               (0.000)                      ( --  )
                                                         ---------              ---------                    ---------
Total distributions............................             (0.020)               (0.025)                      (0.005)
                                                         ---------              ---------                    ---------
Net asset value, end of period.................          $   1.00               $  1.00                      $  1.00
                                                         =========              =========                    =========
Total Return...................................              1.98%(a)              2.58%                        0.53%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)..............          $1,377,763             $1,218,788                   $ 803,938
Ratios to average net assets:
  Expenses.....................................              1.24%(b)              1.23%                        1.23%(b)
  Net investment income........................              3.90%(b)              2.63%                        1.05%(b)


(a) Not annualized
(b) Annualized












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

5. Financial Highlights (Continued)

                                                                           U.S. Government Fund
                                         -----------------------------------------------------------------------------------------
Cortland Shares                           Six Months Ended                   For the Year Ended March 31,
---------------                          September 30, 2006  ---------------------------------------------------------------------
                                             (Unaudited)        2006           2005           2004           2003           2002
                                              ---------      ---------      ---------      ---------      ---------      ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....      $  1.00        $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                              ---------      ---------      ---------      ---------      ---------      ---------
Income from investment operations:
  Net investment income.................         0.020          0.027          0.007          0.002          0.008          0.022
  Net realized and unrealized gain/(loss)
   on investments.......................          --             --             --            0.000          0.000          0.000
                                              ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations........         0.020          0.027          0.007          0.002          0.008          0.022
Less distributions from:
  Dividends from net investment income..        (0.020)        (0.027)        (0.007)        (0.002)        (0.008)        (0.022)
  Net realized gains on investments.....        ( --  )        ( --  )        ( --  )        (0.000)         0.000          0.000
                                              ---------      ---------      ---------      ---------      ---------      ---------
Total distributions.....................        (0.020)        (0.027)        (0.007)        (0.002)        (0.008)        (0.022)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period..........      $  1.00        $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                              =========      =========      =========      =========      =========      =========
Total Return............................         2.04%(a)       2.74%          0.74%          0.15%          0.76%          2.23%
Ratios/Supplemental Data
Net assets, end of period (000's).......      $ 155,610      $ 165,157      $ 194,890      $ 197,189      $ 177,455      $ 247,591
Ratios to average net assets:
  Expenses (net of fees waived).........         0.99%(b)       0.99%          0.99%          1.00%          1.01%          1.03%
  Net investment income.................         4.02%(b)       2.68%          0.70%          0.15%          0.69%          1.47%
  Distribution fees waived..............          --             --             --            0.00%           --            0.00%


(a)   Not annualized
(b)  Annualized












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights (Continued)

                                                                                  U.S. Government Fund
                                                     -------------------------------------------------------------------------------
                                                                                                                   November 22, 2002
Advantage Shares                                      Six Months Ended            For the Year Ended March 31,     (Commencement of
----------------                                     September 30, 2006  ------------------------------------------   Offering) to
                                                         (Unaudited)        2006            2005            2004     March 31, 2003
                                                          ---------      ----------      ----------      ----------  --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................   $  1.00        $  1.00         $  1.00         $  1.00       $  1.00
                                                          ---------      ----------      ----------      ----------    ---------
Income from investment operations:
  Net investment income................................      0.020          0.027           0.008           0.003         0.002
  Net realized and unrealized gain(loss) on investments       --             --              --             0.000          --
                                                          ---------      ----------      ----------      ----------    ---------
Total from investment operations.......................      0.020          0.027           0.008           0.003         0.002
Less distributions from:
  Dividends from net investment income.................     (0.020)        (0.027)         (0.008)         (0.003)       (0.002)
  Net realized gains on investments....................     ( --  )        ( --  )         ( --  )         (0.000)       ( --  )
                                                          ---------      ----------      ----------      ----------    ---------
Total distributions....................................     (0.020)        (0.027)         (0.008)         (0.003)       (0.002)
                                                          ---------      ----------      ----------      ----------    ---------
Net asset value, end of period.........................   $  1.00        $  1.00         $  1.00         $  1.00       $  1.00
                                                          =========      ==========      ==========      ==========    =========
Total Return...........................................      2.02%(a)       2.72%           0.79%           0.26%         0.18%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................   $ 177,950      $ 202,119       $ 210,229       $  95,525     $  96,429
Ratios to average net assets:
  Expenses (net of fees waived)........................      1.02%(b)       1.01%           0.94%           0.90%         0.90%(b)
  Net investment income................................      4.00%(b)       2.66%           0.87%           0.24%         0.51%(b)
  Distribution and shareholder servicing fees waived...      0.22%(b)       0.23%           0.30%           0.35%         0.35%(b)


(a) Not annualized
(b) Annualized












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

5. Financial Highlights (Continued)

                                                                          Municipal Money Market Fund
                                           -----------------------------------------------------------------------------------------
Cortland Shares                             Six Months Ended                   For the Year Ended March 31,
---------------                            September 30, 2006  ---------------------------------------------------------------------
                                               (Unaudited)        2006           2005           2004           2003           2002
                                                ---------      ---------      ---------      ---------      ---------      ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.........   $  1.00        $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                ---------      ---------      ---------      ---------      ---------      ---------
Income from investment operations:
  Net investment income......................      0.013          0.018          0.005          0.001          0.005          0.015
  Net realized and unrealized gain/(loss) on
   investments...............................      0.000          0.000           --            0.000           --             --
                                                ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations.............      0.013          0.018          0.005          0.001          0.005          0.015

Less distributions from:
Dividends from net investment income.........     (0.013)        (0.018)        (0.005)        (0.001)        (0.005)        (0.015)
Net realized gains on investments............     (0.000)          --             --           (0.000)          --             --
                                                ---------      ---------      ---------      ---------      ---------      ---------
Total distributions..........................     (0.013)        (0.018)        (0.005)        (0.001)        (0.005)        (0.015)
                                                ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period...............   $  1.00        $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                =========      =========      =========      =========      =========      =========
Total Return.................................      1.29%(a)       1.77%          0.47%          0.13%          0.49%          1.48%
Ratios/Supplemental Data
Net assets, end of period (000's)............   $  89,298      $ 122,467      $ 120,743      $ 106,058      $  90,001      $  67,782
Ratios to average net assets:
  Expenses (net of fees waived)                    1.00%(b)       1.00%          1.00%          0.98%          1.00%          1.00%
  Net investment income......................      2.55%(b)       1.76%          0.47%          0.12%          0.47%          1.43%
  Distribution fees waived...................       --             --            0.00%          0.02%          0.01%          0.03%

(a)   Not annualized
(b)  Annualized












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

5. Financial Highlights (Continued)

                                                                               Municipal Money Market Fund
                                                     -------------------------------------------------------------------------------
                                                                                                                   November 22, 2002
Advantage Shares                                      Six Months Ended            For the Year Ended March 31,     (Commencement of
----------------                                     September 30, 2006  ------------------------------------------   Offering) to
                                                         (Unaudited)        2006            2005            2004     March 31, 2003
                                                          ---------      ----------      ----------      ----------  --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........           $  1.00        $  1.00         $  1.00         $  1.00       $  1.00
                                                          ---------      ----------      ----------      ----------    ---------
Income from investment operations:
  Net investment income........................              0.013          0.017           0.005           0.002         0.001
  Net realized and unrealized gain(loss) on
   investments.................................              0.000           --              --             0.000          --
                                                          ---------      ----------      ----------      ----------    ---------
Total from investment operations...............              0.013          0.017           0.005           0.002         0.001
Less distributions from:
  Dividends from net investment income.........             (0.013)        (0.017)         (0.005)         (0.002)       (0.001)
  Net realized gains on investments............             (0.000)        ( --  )         ( --  )         (0.000)       ( --  )
                                                          ---------      ----------      ----------      ----------    ---------
Total distributions............................             (0.013)        (0.017)         (0.005)         (0.002)       (0.001)
                                                          ---------      ----------      ----------      ----------    ---------
Net asset value, end of period.................           $  1.00        $  1.00         $  1.00         $  1.00       $  1.00
                                                          =========      ==========      ==========      ==========    =========
Total Return...................................              1.28%(a)       1.76%           0.53%           0.21%         0.12%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)..............           $ 121,020      $ 129,637       $ 126,133       $  81,769     $ 112,686
Ratios to average net assets:
  Expenses (net of fees waived)................              1.02%(b)       1.01%           0.94%           0.90%         0.90%(b)
  Net investment income........................              2.54%(b)       1.74%           0.56%           0.21%         0.32%(b)
  Distribution and shareholder servicing fees waived         0.23%(b)       0.24%           0.31%           0.35%         0.35%(b)


(a) Not annualized
(b) Annualized










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================




ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Company is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Company's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Company's Form N-PX is available without charge, upon request, by calling the Company at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Funds do not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

QUALIFIED INTEREST INCOME

For the fiscal year ended March 31, 2006, the Funds designate the following percentages of ordinary distributions paid during the Funds' fiscal year that are from qualified interest income to foreign shareholders:

                                                            Qualified Interest
                                                                  Income
                                                                  ------
Cortland Trust, Inc. - Cortland General Money Market Fund            61%
Cortland Trust, Inc. - U.S. Government Fund                        100%

APPROVAL OF THE MANAGEMENT/INVESTMENT ADVISORY AGREEMENTS

The Directors unanimously approved the continuance of each Management/Investment Agreement between the Company on behalf of each Fund and the Manager at a meeting held on June 8, 2006.


In preparation for the meeting, the Directors had requested and evaluated extensive materials from the Manager, which included information on the following factors:

1. the nature, extent and quality of investment management and administrative services rendered by the Manager;

2. the investment performance of each Fund compared to other investment companies with similar investment objectives and similar distribution channels;

3. the costs borne by, and profitability of, the Manager and its affiliates in providing services to the Funds and to all investment companies in the Reich and Tang Funds Complex;

4. comparative fee and expense data for other investment companies with similar investment objectives and similar distribution channels;

5. information about fees charged by the Manager to other clients with similar investment objectives; and

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

APPROVAL OF THE MANAGEMENT/INVESTMENT ADVISORY AGREEMENTS,
(Continued)

6. the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of investors.

Prior to approving the continuance of the Management/Investment Advisory Agreements, the Directors reviewed these materials with management and counsel to the Directors who are independent of the Manager. The Directors received a memorandum from such counsel discussing the legal standards for their consideration of the proposed continuances. The Directors also discussed the proposed continuance in an executive session with such counsel at which no representatives of the Manager were present. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director attributed different weights to the various factors.

The Directors determined that the overall arrangements between the Company and the Manager, as provided in each Management/Investment Advisory Agreement, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Directors considered relevant in the exercise of their reasonable judgment.

The material factors and conclusions that formed the basis for the Directors' reaching their determination to approve the continuance of each Management/Investment Advisory Agreement, including their determinations that the Manager should continue to serve as the Manager for the Funds and that the fees payable to the Manager pursuant to each Management/Investment Advisory Agreement are appropriate, were separately considered by the Directors.

Nature, extent and quality of services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Funds' Manager under the Management/Investment Advisory Agreements, including portfolio management, investment research and trading in money market instruments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Funds' Manager including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Manager's expense.

The Board reviewed and considered the qualifications of the portfolio manager, the senior administrative managers and other key personnel of the Manager who provide the administrative and investment advisory services to the Funds. The Board determined that the Manager's portfolio manager and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Funds. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance relative to comparable funds managed by other advisers

The Board reviewed the Funds' gross and net performance for the one, three, five and ten-year periods ended April 30, 2006 compared to the performance of comparable money market funds with similar distribution channels (the "performance peer group").

In evaluating the Cortland General Fund's performance, the Directors noted that its rankings in net performance compared to its "competitor group" for the one, three, five and ten-year periods ended April 30, 2006 were first out of six, first out of six, second out of six and third out of five, respectively. The
Board concluded that the performance of the Cortland General Fund was satisfactory.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

APPROVAL OF THE MANAGEMENT/INVESTMENT ADVISORY AGREEMENTS, (Continued)

Performance relative to comparable funds managed by other advisers (continued)

In evaluating the Government Fund's performance, the Directors noted that its rankings in net performance compared to its "competitor group" for the one, three, five and ten-year periods ended April 30, 2006 were sixth out of six, second out of six, second out of six and fifth out of five, respectively. The Directors discussed with the Manager possible steps to improve performance.

In evaluating the Municipal Fund's performance, the Directors noted that its rankings in net performance compared to its "competitor group" for the one, three, five and ten-year periods ended April 30, 2006 were fourth out of five, fourth out of five, second out of five and third out of four, respectively. The Directors discussed with the Manager possible steps to improve performance.

Fees relative to other funds managed by the adviser with comparable investment strategies

The Board reviewed the management fees paid by the Funds under the Management/Investment Advisory Agreements. The Board noted that the contractual management fee rate for each of the Cortland General and Municipal Funds was higher than the contractual management fee rate charged by the Manager to other funds it manages with investment strategies comparable to those of these Funds. With respect to the Government Fund, the Board noted that no fund similar to the Government Fund was advised/sub-advised by the Manager. The Directors noted that the Funds operate under an all-inclusive fee arrangement and that the other funds managed by the Manager do not offer services that the Company offers.

Fees and expenses relative to comparable funds managed by other advisers

The Board considered that the Funds' total expenses, including 12b-1 and non-12b-1 service fees, compared to the "competitor groups" of other retail money market funds, indicated that the Cortland General Fund was ranked second out of six funds; that the Government Fund was ranked first out of six funds; and that the Municipal Fund was ranked third out of five funds. The Board concluded that the Funds' total expenses was competitive with the total expenses of other retail money market funds.

Breakpoints and economies of scale

The Board noted that the management fee schedule of each Fund did include some breakpoints, but that no breakpoints existed on the Company's average net assets in excess of $1.5 billion. The Board concluded that the management fee of each Fund reflects economies of scale.

Profitability of adviser

The Board considered and reviewed information concerning the costs incurred and profits realized by the Manager during the last two years from its relationship with the Fund and the Reich & Tang Fund Complex and reviewed with the Manager the cost allocation methodology used to determine the Manager's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Manager were not excessive in light of the advisory, administrative and other services provided to the Funds.



--------------------------------------------------------------------------------

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================================================================================

APPROVAL OF THE MANAGEMENT/INVESTMENT ADVISORY AGREEMENTS,
(Continued)

Fall-out benefits

The Board considered so-called "fall-out benefits" derived by the Manager and its affiliates from their relationship with the Funds and noted that there were no "fall-out benefits."

Soft dollar benefits

The Board considered whether the Manager realizes any benefits from commissions paid to brokers who execute securities transactions for the Funds ("soft dollars"). The Board noted that the Funds invest only in fixed income securities, which do not generate soft dollars.

Adviser financially sound and financially capable of meeting the funds' needs

The Board considered whether the Manager is financially sound and has the resources necessary to perform its obligations under the Management/Investment Advisory Agreements. The Board noted that the Manager's operations remain profitable, although decreased revenues last year has reduced the profitability. The Board concluded that the Manager has the financial resources necessary to fulfill its obligations under the Management/Investment Advisory Agreements.

Historical relationship between the funds and the manager

The Board also reviewed and considered the historical relationship between the Funds and the Manager, including the organizational structure of the Manager, the policies and procedures formulated and adopted by the Manager for managing the Funds' operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Manager. The Board concluded that it is beneficial for the Funds to continue their relationship with the Manager.

Other factors and current trends

The Board considered the controls and procedures adopted and implemented by the Manager and monitored by the Funds' Chief Compliance Officer and concluded that the conduct of business by the Manager indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Funds' business.

General conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Funds and their shareholders to approve renewal of the Management/Investment Advisory Agreements for another year.








--------------------------------------------------------------------------------

                                                CORTLAND
                                                TRUST, INC.

















                                                     Semi-Annual Report
                                                     September 30, 2006
                                                         (Unaudited)












CRT9/06S

Item 2: Code of Ethics

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3: Audit Committee Financial Expert

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4: Principal Accountant Fees and Services

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5: Audit Committee of Listed Registrants

Not Applicable.

Item 6: Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Discholsure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 8: Purchase of Equity Securties by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 9: Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not Applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cortland Trust, Inc.


By (Signature and Title)*        /s/Rosanne Holtzer, Secretary
                                 -----------------------------
                                    Rosanne Holtzer, Secretary
Date: December 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*        /s/Steven W. Duff, President
                                 ----------------------------
                                    Steven W. Duff, President
Date: December 6, 2006



By (Signature and Title)*        /s/Anthony Pace, Treasurer
                                 --------------------------
                                    Anthony Pace, Treasurer
Date: December 6, 2006



* Print the name and title of each signing officer under his or her signature.